UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06526

Boston Trust Walden Funds
(Exact name of registrant as specified in charter)

One Beacon Street, Boston MA	02108
(Address of principal executive offices)	(Zip code)

4400 Easton Commons, Columbus, OH	43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-282-8782

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2022 (Unaudited)

Boston Trust Asset Management Fund	Boston Trust Walden Balanced Fund
Boston Trust Equity Fund	Boston Trust Walden Equity Fund
Boston Trust Midcap Fund	Boston Trust Walden Midcap Fund
Boston Trust SMID Cap Fund	Boston Trust Walden SMID Cap Fund
Boston Trust Walden Small Cap Fund
Boston Trust Walden International Equity Fund

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Table of Contents	Semi Annual Report

June 30, 2022 (Unaudited)

Boston Trust Asset Management Fund
Investment Performance	2
Schedule of Portfolio Investments	5
Financial Statements	7
Financial Highlights	9

Boston Trust Equity Fund
Investment Performance	2
Schedule of Portfolio Investments	10
Financial Statements	11
Financial Highlights	13

Boston Trust Midcap Fund
Investment Performance	3
Schedule of Portfolio Investments	14
Financial Statements	15
Financial Highlights	17

Boston Trust SMID Cap Fund
Investment Performance	4
Schedule of Portfolio Investments	18
Financial Statements	19
Financial Highlights	21

Annual ESG Report	22

Boston Trust Walden Balanced Fund
Investment Performance	23
Schedule of Portfolio Investments	28
Financial Statements	31
Financial Highlights	33

Boston Trust Walden Equity Fund
Investment Performance	23
Schedule of Portfolio Investments	34
Financial Statements	35
Financial Highlights	37

Boston Trust Walden Midcap Fund
Investment Performance	24
Schedule of Portfolio Investments	38
Financial Statements	39
Financial Highlights	41

Boston Trust Walden SMID Cap Fund
Investment Performance	25
Schedule of Portfolio Investments	42
Financial Statements	43
Financial Highlights	45

Boston Trust Walden Small Cap Fund
Investment Performance	26
Schedule of Portfolio Investments	46
Financial Statements	47
Financial Highlights	49

Boston Trust Walden International Equity Fund
Investment Performance	27
Schedule of Portfolio Investments	50
Financial Statements	52
Financial Highlights	54

Notes to the Financial Statements	55
Supplementary Information	62

Boston Trust Walden Inc., a subsidiary of Boston Trust Walden Company, serves as investment adviser (the “Adviser”) to the Boston Trust Walden Funds and receives a fee for its services. Boston Trust Walden Company provides certain administrative, operational, and investment support functions for the Adviser and is paid a fee for these services by the Adviser.

Shares of the Funds are not deposits of, obligations of, or guaranteed by Boston Trust Walden Company or its affiliates, nor are they federally insured by the FDIC. Investments in the Funds involve investment risks, including the possible loss of principal. Funds are distributed by Foreside Financial Services, LLC.

The foregoing information and opinions are for general information only. The Boston Trust Walden Funds and Boston Trust Walden Company do not assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only, and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice. Portfolio composition is as of June 30, 2022 and is subject to change without notice.

The Boston Trust Walden Funds may invest in foreign securities, which may involve risk not typically associated with U.S. investments.

Investment Performance (Unaudited)	Boston Trust Asset Management Fund
Boston Trust Equity Fund
June 30, 2022 (Unaudited)

		For the periods ended 6/30/22
		Average Annual Total Returns
								Since	Since
	Six							Inception	Inception
	Months	1 Year	3 Years	5 Years	10 Years	15 Years	20 Years	(12/1/95)	(10/1/03)
Boston Trust Asset Management Fund	(17.20)%	(8.68)%	5.91%	7.84%	8.86%	7.23%	7.45%	7.93%	—
Boston Trust Equity Fund	(18.82)%	(8.21)%	10.35%	11.51%	11.71%	8.59%	—	—	9.02%
S&P 500 Total Return Index	(19.96)%	(10.62)%	10.59%	11.30%	12.95%	8.53%	9.07%	9.15%	9.41%
Bloomberg U.S. Government/Credit Bond Index	(11.05)%	(10.85)%	(0.77)%	1.05%	1.67%	3.38%	3.71%	4.45%	3.30%
FTSE 3-Month U.S. Treasury Bill Index	0.17%	0.19%	0.61%	1.09%	0.62%	0.70%	1.19%	2.07%	1.18%

Hypothetical Growth of a $100,000 Investment

The above charts represent a 10-year hypothetical $100,000 investment in the Boston Trust Asset Management Fund and the Boston Trust Equity Fund, and includes the reinvestment of dividends and capital gains in the Funds. The returns shown on the table and the graphs do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Asset Management Fund is measured against a combination of equity and fixed income indices. The Boston Trust Equity Fund is measured against the Standard & Poor’s 500 Total Return Index (“S&P 500”), which is widely regarded as a gauge of the U.S. equities market, includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The Bloomberg U.S. Government/Credit Bond Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (e.g., agency, sovereign, supranational, and local authority debt), and USD Corporates. The Bloomberg U.S. Government/Credit Bond Index is a component of the Bloomberg U.S. Aggregate Bond Index. The FTSE 3-Month U.S. Treasury Bill Index reflects monthly return equivalents of yield averages that are not marked to the market. The index is an average of the last three-month treasury bill issues. The three-month treasury bills are the short-term debt obligations of the U.S. Government. The indexes are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Funds’ performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Boston Trust Asset Management Fund

Fund Net Asset Value:	$55.86
Gross Expense Ratio[1]:	0.81%

Boston Trust Equity Fund

Fund Net Asset Value:	$33.73
Gross Expense Ratio[1]:	0.85%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

1 The Gross Expense Ratio is from each Fund’s prospectus dated May 1, 2022. Please see the Fund’s most recent prospectus for details. Additional information pertaining to each Fund’s expense ratio as of June 30, 2022 can be found in the financial highlights included in this report.

Investment Performance (Unaudited)	Boston Trust Midcap Fund
June 30, 2022 (Unaudited)

		For the periods ended 6/30/22
		Average Annual Total Returns
						Since
	Six					Inception
	Months	1 Year	3 Years	5 Years	10 Years	(9/24/07)
Boston Trust Midcap Fund	(17.07)%	(7.41)%	6.54%	9.10%	10.78%	8.97%
Russell MidCap Index	(21.57)%	(17.30)%	6.59%	7.96%	11.28%	7.99%

Hypothetical Growth of a $100,000 Investment

The above chart represents a 10-year hypothetical $100,000 investment in the Boston Trust Midcap Fund, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Midcap Fund is measured against the Russell Midcap® Index, which is an unmanaged index that tracks the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$20.70
Gross Expense Ratio[1]:	1.00%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Returns less than one year are not annualized. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

1 The Gross Expense Ratio is from the Fund’s prospectus dated May 1, 2022. The contractual fee limit under the Fund's expense limitation agreement is 1.00% of the Fund's average annual net assets, subject to certain limitations as described in the Fund's prospectus. Please see the Fund's most recent prospectus for details. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2023 and may be renewed thereafter. Additional information pertaining to the Fund's expense ratio as of June 30, 2022 can be found in the financial highlights included in this report.

Investment Performance (Unaudited)	Boston Trust SMID Cap Fund
June 30, 2022 (Unaudited)

		For the periods ended 6/30/22
		Average Annual Total Returns
						Since
	Six					Inception
	Months	1 Year	3 Years	5 Years	10 Years	(11/30/11)
Boston Trust SMID Cap Fund[1]	(17.68)%	(7.93)%	7.43%	8.86%	10.98%	10.62%
Russell 2500 Index	(21.81)%	(21.00)%	5.91%	7.04%	10.48%	10.73%

Hypothetical Growth of a $1,000,000 Investment

The above chart represents a 10-year hypothetical $1,000,000 investment in the Boston Trust SMID Cap Fund, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust SMID Cap Fund is measured against the Russell 2500™ Index, which is an unmanaged index that tracks the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500™ Index is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$20.02
Gross Expense Ratio[1]:	0.85%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Returns less than one year are not annualized. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s prospectus dated May 1, 2022. The contractual fee limit under the Fund’s expense limitation agreement is 0.75% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2023 and may be renewed thereafter. Additional information pertaining to the Fund’s expense ratio as of June 30, 2022 can be found in the financial highlights included in this report.

Schedule of Portfolio Investments	Boston Trust Asset Management Fund
June 30, 2022 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (78.4%)
Communication Services (6.7%)
Alphabet, Inc., Class A (a)	2,000	4,358,520
Alphabet, Inc., Class C (a)	11,000	24,061,950
Comcast Corp., Class A	200,000	7,848,000
Omnicom Group, Inc.	30,000	1,908,300
		38,176,770
Consumer Discretionary (6.6%)
Amazon.com, Inc. (a)	35,000	3,717,350
Dollar General Corp.	17,500	4,295,200
Lowe's Cos., Inc.	25,000	4,366,750
NIKE, Inc., Class B	102,500	10,475,500
O'Reilly Automotive, Inc. (a)	4,500	2,842,920
Ross Stores, Inc.	38,000	2,668,740
Starbucks Corp.	100,000	7,639,000
The Home Depot, Inc.	5,000	1,371,350
		37,376,810
Consumer Staples (7.1%)
Church & Dwight Co., Inc.	50,000	4,633,000
Costco Wholesale Corp.	35,000	16,774,800
Diageo PLC, Sponsored ADR	25,000	4,353,000
McCormick & Co., Inc.	40,000	3,330,000
PepsiCo, Inc.	30,000	4,999,800
Sysco Corp.	35,000	2,964,850
The Procter & Gamble Co.	25,000	3,594,750
		40,650,200
Energy (4.0%)
Chevron Corp.	38,000	5,501,640
ConocoPhillips	45,000	4,041,450
Exxon Mobil Corp.	110,000	9,420,400
Schlumberger NV	100,000	3,576,000
		22,539,490
Financials (10.9%)
American Express Co.	30,000	4,158,600
Berkshire Hathaway, Inc., Class B (a)	22,500	6,142,950
Chubb Ltd.	20,000	3,931,600
Cincinnati Financial Corp.	60,000	7,138,800
Comerica, Inc.	20,000	1,467,600
FactSet Research Systems, Inc.	13,720	5,276,300
JPMorgan Chase & Co.	85,000	9,571,850
Moody's Corp.	7,000	1,903,790
Northern Trust Corp.	50,000	4,824,000
State Street Corp.	10,000	616,500
T. Rowe Price Group, Inc.	55,000	6,248,550
The PNC Financial Services Group, Inc.	30,000	4,733,100
U.S. Bancorp	130,000	5,982,600
		61,996,240
Health Care (10.3%)
Becton, Dickinson & Co.	35,000	8,628,550
DENTSPLY SIRONA, Inc.	50,000	1,786,500
Edwards Lifesciences Corp. (a)	105,000	9,984,450
Johnson & Johnson	50,000	8,875,500
Medtronic PLC	27,500	2,468,125
Merck & Co., Inc.	50,000	4,558,500
Mettler-Toledo International, Inc. (a)	5,000	5,743,850
Stryker Corp.	25,000	4,973,250
UnitedHealth Group, Inc.	17,500	8,988,525
Waters Corp. (a)	7,500	2,482,350
		58,489,600
Industrials (8.2%)
3M Co.	22,500	2,911,725
Donaldson Co., Inc.	50,000	2,407,000
Honeywell International, Inc.	15,000	2,607,150
Hubbell, Inc.	42,500	7,589,650
Illinois Tool Works, Inc.	25,400	4,629,150
Union Pacific Corp.	45,000	9,597,600
United Parcel Service, Inc., Class B	54,000	9,857,160
W.W. Grainger, Inc.	15,000	6,816,450
		46,415,885
Information Technology (22.4%)
Accenture PLC, Class A	62,000	17,214,301
Adobe, Inc. (a)	12,500	4,575,750
Apple, Inc.	230,000	31,445,600
Automatic Data Processing, Inc.	81,000	17,013,240
Cisco Systems, Inc.	65,000	2,771,600
Microsoft Corp.	130,000	33,387,900
Oracle Corp.	100,000	6,987,000
Visa, Inc., Class A	70,000	13,782,300
		127,177,691
Materials (1.2%)
Air Products and Chemicals, Inc.	15,000	3,607,200
AptarGroup, Inc.	32,500	3,354,325
		6,961,525
Utilities (1.0%)
Eversource Energy	70,000	5,912,900
		5,912,900
TOTAL COMMON STOCKS (Cost $152,236,621)		445,697,111

	Principal
	Amount ($)
Corporate Bonds (3.2%)
Communication Services (0.2%)
Comcast Corp., 4.25%, 10/15/30, Callable 7/15/30 @ 100	900,000	890,474
Verizon Communications, Inc., 4.02%, 12/3/29, Callable 9/3/29 @ 100	250,000	242,894
		1,133,368
Consumer Discretionary (0.1%)
Toyota Motor Credit Corp., 3.65%, 1/8/29	350,000	340,766

Consumer Staples (0.1%)
McCormick & Co., Inc., 3.50%, 9/1/23, Callable 6/1/23 @ 100	500,000	497,996

Financials (1.4%)
American Express Co., 2.65%, 12/2/22	1,926,000	1,925,565
Bank of America Corp., 4.18%, 11/25/27, Callable 11/25/26 @ 100	500,000	487,154
Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	2,000,000	1,965,593
Cincinnati Financial Corp., 6.92%, 5/15/28	500,000	569,737
JPMorgan Chase & Co., 3.90%, 7/15/25, Callable 4/15/25 @ 100	1,000,000	1,006,773
JPMorgan Chase & Co., 4.00%, 4/23/29, Callable 4/23/28 @ 100	500,000	480,586

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Asset Management Fund
June 30, 2022 (Unaudited)

	Principal
Security Description	Amount ($)	Fair Value ($)
Corporate Bonds (continued)
Financials, (continued)
Wells Fargo & Co., 3.55%, 9/29/25, MTN	2,000,000	1,969,295
		8,404,703
Health Care (0.2%)
Merck & Co., Inc., 1.70%, 6/10/27, Callable 5/10/27 @ 100	350,000	318,945
Pfizer, Inc., 3.60%, 9/15/28, Callable 6/15/28 @ 100	500,000	497,684
UnitedHealth Group, Inc., 3.38%, 4/15/27	500,000	492,960
		1,309,589
Industrials (0.3%)
Emerson Electric Co., 2.00%, 12/21/28, Callable 10/21/28 @ 100	400,000	353,347
Hubbell, Inc., 3.50%, 2/15/28, Callable 11/15/27 @ 100	1,000,000	962,126
John Deere Capital Corp., 3.45%, 3/7/29, MTN	500,000	484,383
		1,799,856
Information Technology (0.8%)
Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	2,500,000	2,489,181
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	2,000,000	1,980,775
		4,469,956
Materials (0.1%)
Air Products and Chemicals, Inc., 1.85%, 5/15/27, Callable 3/15/27 @ 100	400,000	364,871
TOTAL CORPORATE BONDS (Cost $19,036,851)		18,321,105

Municipal Bonds (0.6%)
Massachusetts (0.6%)
City of Newton Massachusetts, GO, 2.00%, 2/15/36, Callable 2/15/29 @ 100	545,000	425,919
Commonwealth of Massachusetts Transportation Fund Revenue, Series A, 4.00%, 6/1/36, Callable 12/1/27 @ 100	500,000	507,488
Commonwealth of Massachusetts, GO, Series C, 5.50%, 12/1/22	600,000	609,964
Commonwealth of Massachusetts, GO, Series C, 4.00%, 7/1/31, Callable 8/8/22 @ 100	1,000,000	1,000,687
Commonwealth of Massachusetts, GO, Series B, 5.00%, 4/1/37, Callable 4/1/27 @ 100	250,000	270,127
Commonwealth of Massachusetts, GO, Series B, 5.00%, 7/1/38, Callable 7/1/26 @ 100	260,000	277,288
Commonwealth of Massachusetts, GO, Series A, 5.00%, 1/1/43, Callable 1/1/28 @ 100	250,000	270,501
		3,361,974
Washington (0.0%) (b)
State of Washington, GO, Series A, 5.00%, 8/1/35, Callable 8/1/23 @ 100	250,000	257,597
TOTAL MUNICIPAL BONDS (Cost $3,822,341)		3,619,571

U.S. Government & U.S. Government Agency Obligations (17.1%)
Federal Farm Credit Bank (2.0%)
2.85%, 3/2/28	2,400,000	2,365,431
2.95%, 1/27/25	2,000,000	1,997,174
3.14%, 12/5/29	2,500,000	2,487,569
3.39%, 2/1/28	2,000,000	2,026,701
3.85%, 12/26/25	2,770,000	2,843,646
		11,720,521
Federal Home Loan Bank (1.4%)
2.50%, 12/10/27	1,500,000	1,451,307
2.63%, 6/11/27	1,500,000	1,469,805
2.88%, 9/13/24	2,500,000	2,492,367
3.50%, 9/24/29	2,000,000	2,053,145
		7,466,624
U.S. Treasury Bill (0.9%)
2.55%, 4/20/23	5,000,000	4,898,060

U.S. Treasury Inflation Index Note (1.8%)
0.13%, 10/15/26	5,289,050	5,252,757
0.13%, 1/15/32	5,213,800	4,970,730
		10,223,487
U.S. Treasury Note (11.0%)
1.50%, 2/15/30	6,000,000	5,401,172
1.63%, 8/15/29	6,000,000	5,475,469
1.75%, 11/15/29	15,000,000	13,796,484
1.88%, 2/15/32	5,000,000	4,542,969
2.00%, 4/30/24	6,500,000	6,393,105
2.38%, 5/15/29	7,500,000	7,199,854
2.75%, 5/15/25	5,000,000	4,966,797
2.75%, 4/30/27	5,000,000	4,940,430
2.88%, 5/15/32	10,000,000	9,917,969
		62,634,249
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $98,173,304)		96,942,941

	Shares
Investment Companies (0.6%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 1.34% (c)	3,680,989	3,680,989
TOTAL INVESTMENT COMPANIES (Cost $3,680,989)		3,680,989

Total Investments (Cost $276,950,106) — 99.9%		568,261,717
Other assets in excess of liabilities — 0.1%		712,495
NET ASSETS — 100.0%		$568,974,212

(a)	Non-income producing security.

(b)	Represents less than 0.05%.

(c)	Rate disclosed is the seven day yield as of June 30, 2022.

ADR	American Depositary Receipt
GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust Asset Management Fund

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets:
Investments, at fair value (cost $276,950,106)	$568,261,717
Interest and dividends receivable	1,120,472
Receivable for capital shares issued	9,034
Prepaid expenses	13,971
Total Assets	569,405,194
Liabilities:
Payable for capital shares redeemed	46,630
Accrued expenses and other liabilities:
Investment adviser	341,390
Administration and accounting	13,048
Chief compliance officer	1,350
Custodian	4,512
Shareholder servicing fees	13,224
Transfer agent	2,527
Trustee	2,218
Other	6,083
Total Liabilities	430,982
Net Assets	$568,974,212
Composition of Net Assets:
Paid in capital	$263,266,268
Total distributable earnings/(loss)	305,707,944
Net Assets	$568,974,212
Shares outstanding (par value $0.01, unlimited number of shares authorized)	10,186,459
Net Asset Value, Offering Price and Redemption price per share	$55.86

Statement of Operations

For the period ended June 30, 2022 (Unaudited)

Investment Income:
Interest	$1,686,902
Dividends	3,706,893
Total Investment Income	5,393,795
Expenses:
Investment adviser	2,184,948
Administration and accounting	113,186
Chief compliance officer	13,757
Custodian	43,946
Shareholder servicing	79,105
Transfer agency	18,492
Trustee	30,088
Other	71,205
Total expenses	2,554,727
Net Expenses	2,554,727
Net Investment Income	2,839,068
Net Realized/Unrealized Gains (Losses) from
Investments:
Net realized (losses) from investment transactions (a)	(2,463,169)
Change in unrealized appreciation/depreciation on investments	(119,968,681)
Net realized/unrealized gains (losses) on investments	(122,431,850)
Change in Net Assets Resulting from Operations	$(119,592,782)

(a)       Includes Class Action related litigation gains of $34,008.

See Notes to Financial Statements

Financial Statements	Boston Trust Asset Management Fund

Statements of Changes in Net Assets

	For the six months
	ended	For the year ended
	June 30, 2022	December 31, 2021
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$2,839,068	$5,001,916
Net realized gains/(losses) from investment transactions	(2,463,169)	20,040,051
Change in unrealized appreciation/depreciation on investments	(119,968,681)	102,212,180
Change in Net Assets Resulting from Operations	(119,592,782)	127,254,147
Distributions to shareholders:
Total Distributions	—	(10,333,974)
Change in Net Assets Resulting from distributions to shareholders	—	(10,333,974)
Capital Share Transactions:
Proceeds from shares issued	10,707,074	22,290,048
Dividends reinvested	—	5,357,589
Cost of shares redeemed	(24,880,649)	(34,108,356)
Cost of in-kind shares redeemed	—	(4,731,689)
Change in Net Assets Resulting from Capital Share Transactions	(14,173,575)	(11,192,408)
Change in Net Assets	(133,766,357)	105,727,765
Net Assets:
Beginning of period	702,740,569	597,012,804
End of period	$568,974,212	$702,740,569
Share Transactions:
Issued	175,117	365,368
Reinvested	—	81,163
Redeemed	(405,997)	(552,917)
Redeemed in-kind	—	(82,477)
Change in shares	(230,880)	(188,863)

See Notes to Financial Statements

Financial Statements	Boston Trust Asset Management Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year		For the year	For the year		For the year	For the year
	ended		ended		ended	ended		ended	ended
	June 30,		December		December	December		December	December
	2022		31, 2021		31, 2020	31, 2019		31, 2018	31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$67.46		$56.29		$55.17	$44.27		$46.88	$41.33
Investment Activities:
Operations:
Net investment income	0.28		0.48		0.53	0.48		0.52	0.49
Net realized/unrealized gains (losses) from investments	(11.88)		11.69		3.74	10.93		(1.20)	6.22
Total from investment activities	(11.60)		12.17		4.27	11.41		(0.68)	6.71
Distributions from:
Net investment income	—		(0.49)		(0.53)	(0.48)		(0.52)	(0.49)
Net realized gains from investment transactions	—		(0.51)		(2.62)	(0.03)		(1.41)	(0.67)
Total distributions	—		(1.00)		(3.15)	(0.51)		(1.93)	(1.16)
Net Asset Value, End of Period	$55.86		$67.46		$56.29	$55.17		$44.27	$46.88
Total Return	(17.20	)%(a)	21.65%		7.83%	25.81%		(1.61)%	16.23%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$568,974		$702,741		$597,013	$623,151		$461,126	$496,710
Ratio of net expenses to average net assets	0.82	%(b)	0.81%		0.88%	0.90%		0.93%	0.92%
Ratio of net investment income to average net assets	0.91	%(b)	0.77%		0.96%	1.02%		1.05%	1.13%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets	0.82	%(b)	0.81%		0.88%	0.90%		0.93%	0.92%
Portfolio turnover rate	23.02	%(a)	6.51	%(c)	12.18%	5.76	%(c)	2.53%	6.96%

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Excludes impact of in-kind transactions.

Amounts designated as "-" are $0.00 or have been rounded to $0.00

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Equity Fund June 30, 2022 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (99.2%)
Communication Services (9.5%)
Alphabet, Inc., Class A (a)	750	1,634,445
Alphabet, Inc., Class C (a)	5,000	10,937,250
Comcast Corp., Class A	65,000	2,550,600
Electronic Arts, Inc.	14,000	1,703,100
Omnicom Group, Inc.	5,000	318,050
		17,143,445
Consumer Discretionary (9.6%)
Amazon.com, Inc. (a)	22,500	2,389,725
Dollar General Corp.	8,500	2,086,240
Lowe's Cos., Inc.	10,000	1,746,700
NIKE, Inc., Class B	30,000	3,066,000
O'Reilly Automotive, Inc. (a)	3,300	2,084,808
Ross Stores, Inc.	12,500	877,875
Starbucks Corp.	40,000	3,055,600
The Home Depot, Inc.	3,000	822,810
The TJX Cos., Inc.	21,500	1,200,775
		17,330,533
Consumer Staples (8.8%)
Church & Dwight Co., Inc.	15,000	1,389,900
Costco Wholesale Corp.	13,750	6,590,100
Diageo PLC, Sponsored ADR	7,500	1,305,900
McCormick & Co., Inc.	14,000	1,165,500
PepsiCo, Inc.	10,000	1,666,600
Sysco Corp.	20,000	1,694,200
The Estee Lauder Cos., Inc.	3,500	891,345
The Procter & Gamble Co.	9,000	1,294,110
		15,997,655
Energy (5.4%)
Chevron Corp.	19,000	2,750,820
Exxon Mobil Corp.	50,000	4,282,000
Schlumberger NV	75,000	2,682,000
		9,714,820
Financials (13.2%)
American Express Co.	12,000	1,663,440
Berkshire Hathaway, Inc., Class B (a)	10,000	2,730,200
Chubb Ltd.	10,000	1,965,800
Cincinnati Financial Corp.	20,000	2,379,600
FactSet Research Systems, Inc.	5,500	2,115,135
JPMorgan Chase & Co.	30,000	3,378,300
Northern Trust Corp.	22,500	2,170,800
T. Rowe Price Group, Inc.	20,000	2,272,200
The PNC Financial Services Group, Inc.	17,500	2,760,975
U.S. Bancorp	59,000	2,715,180
		24,151,630
Health Care (12.9%)
Becton, Dickinson & Co.	15,000	3,697,950
DENTSPLY SIRONA, Inc.	25,000	893,250
Edwards Lifesciences Corp. (a)	22,500	2,139,525
Johnson & Johnson	17,500	3,106,425
Medtronic PLC	10,000	897,500
Merck & Co., Inc.	26,500	2,416,005
Mettler-Toledo International, Inc. (a)	1,500	1,723,155
Stryker Corp.	12,000	2,387,160
UnitedHealth Group, Inc.	12,000	6,163,560
		23,424,530
Industrials (10.3%)
3M Co.	2,500	323,525
Deere & Co.	4,750	1,422,483
Donaldson Co., Inc.	15,000	722,100
Hubbell, Inc.	15,000	2,678,700
Illinois Tool Works, Inc.	15,000	2,733,750
Union Pacific Corp.	22,500	4,798,800
United Parcel Service, Inc., Class B	15,000	2,738,100
W.W. Grainger, Inc.	7,000	3,181,010
		18,598,468
Information Technology (26.1%)
Accenture PLC, Class A	25,000	6,941,250
Adobe, Inc. (a)	6,300	2,306,178
Apple, Inc.	87,000	11,894,640
Automatic Data Processing, Inc.	20,000	4,200,800
Intuit, Inc.	2,000	770,880
Microsoft Corp.	51,000	13,098,329
Oracle Corp.	40,000	2,794,800
Visa, Inc., Class A	28,000	5,512,920
		47,519,797
Materials (2.1%)
Air Products and Chemicals, Inc.	9,500	2,284,560
AptarGroup, Inc.	14,250	1,470,743
		3,755,303
Utilities (1.3%)
Eversource Energy	27,000	2,280,690
		2,280,690
TOTAL COMMON STOCKS (Cost $68,689,960)		179,916,871

Investment Companies (0.7%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 1.34% (b)	1,296,727	1,296,727
TOTAL INVESTMENT COMPANIES (Cost $1,296,727)		1,296,727

Total Investments (Cost $69,986,687) — 99.9%		181,213,598
Other assets in excess of liabilities — 0.1%		105,690
NET ASSETS — 100.0%		$181,319,288

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of June 30, 2022.

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust Equity Fund

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets:
Investments, at fair value (cost $69,986,687)	$181,213,598
Dividends receivable	204,267
Receivable for capital shares issued	20,775
Prepaid expenses	5,633
Total Assets	181,444,273
Liabilities:
Payable for capital shares redeemed	304
Accrued expenses and other liabilities:
Investment adviser	115,032
Administration and accounting	3,675
Chief compliance officer	360
Custodian	1,125
Transfer agent	2,266
Trustee	591
Other	1,632
Total Liabilities	124,985
Net Assets	$181,319,288
Composition of Net Assets:
Paid in capital	$63,869,476
Total distributable earnings/(loss)	117,449,812
Net Assets	$181,319,288
Shares outstanding (par value $0.01, unlimited number of shares authorized)	5,376,254
Net Asset Value, Offering Price and Redemption price per share	$33.73

Statement of Operations

For the period ended June 30, 2022 (Unaudited)

Investment Income:
Dividends	$1,467,233
Total Investment Income	1,467,233
Expenses:
Investment adviser	758,758
Administration and accounting	36,146
Chief compliance officer	4,429
Custodian	13,680
Shareholder servicing	5,485
Transfer agency	17,026
Trustee	9,692
Other	22,417
Total expenses	867,633
Net Expenses	867,633
Net Investment Income	599,600
Net Realized/Unrealized Gains (Losses) from
Investments:
Net realized gains from investment transactions	1,762,462
Change in unrealized appreciation/depreciation on investments	(44,521,858)
Net realized/unrealized gains (losses) on investments	(42,759,396)
Change in Net Assets Resulting from Operations	$(42,159,796)

See Notes to Financial Statements

Financial Statements	Boston Trust Equity Fund

Statements of Changes in Net Assets

	For the six months
	ended	For the year ended
	June 30, 2022	December 31, 2021
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$599,600	$1,037,638
Net realized gains from investment transactions	1,762,462	6,948,769
Change in unrealized appreciation/depreciation on investments	(44,521,858)	43,065,031
Change in Net Assets Resulting from Operations	(42,159,796)	51,051,438
Distributions to shareholders:
Total Distributions	—	(5,800,917)
Change in Net Assets Resulting from distributions to shareholders	—	(5,800,917)
Capital Share Transactions:
Proceeds from shares issued	6,527,612	12,632,859
Dividends reinvested	—	2,677,723
Cost of shares redeemed	(5,914,610)	(6,182,310)
Change in Net Assets Resulting from Capital Share Transactions	613,002	9,128,272
Change in Net Assets	(41,546,794)	54,378,793
Net Assets:
Beginning of period	222,866,082	168,487,289
End of period	$181,319,288	$222,866,082
Share Transactions:
Issued	175,112	340,673
Reinvested	—	66,133
Redeemed	(162,709)	(166,404)
Change in shares	12,403	240,402

See Notes to Financial Statements

Financial Statements	Boston Trust Equity Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	June 30,		December	December	December	December	December
	2022		31, 2021	31, 2020	31, 2019	31, 2018	31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$41.55		$32.89	$29.55	$22.64	$23.63	$20.09
Investment Activities:
Operations:
Net investment income	0.11		0.20	0.27	0.24	0.22	0.23
Net realized/unrealized gains (losses) from investments	(7.93)		9.56	4.00	6.94	(0.80)	3.92
Total from investment activities	(7.82)		9.76	4.27	7.18	(0.58)	4.15
Distributions from:
Net investment income	—		(0.20)	(0.27)	(0.24)	(0.23)	(0.23)
Net realized gains from investment transactions	—		(0.90)	(0.66)	(0.03)	(0.18)	(0.38)
Total distributions	—		(1.10)	(0.93)	(0.27)	(0.41)	(0.61)
Net Asset Value, End of Period	$33.73		$41.55	$32.89	$29.55	$22.64	$23.63
Total Return	(18.82	)%(a)	29.77%	14.53%	31.74%	(2.55)%	20.67%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$181,319		$222,866	$168,487	$159,651	$125,844	$134,006
Ratio of net expenses to average net assets	0.86	%(b)	0.85%	0.90%	0.91%	0.92%	0.93%
Ratio of net investment income to average net assets	0.59	%(b)	0.53%	0.93%	0.88%	0.91%	1.02%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets	0.86	%(b)	0.85%	0.90%	0.91%	0.92%	0.93%
Portfolio turnover rate	4.23	%(a)	7.33%	9.30%	2.61%	1.67%	9.00%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.

Amounts designated as "-" are $0.00 or have been rounded to $0.00.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Midcap Fund June 30, 2022 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (99.1%)
Communication Services (2.6%)
Electronic Arts, Inc.	21,325	2,594,186
Omnicom Group, Inc.	19,750	1,256,298
		3,850,484
Consumer Discretionary (9.6%)
AutoZone, Inc. (a)	900	1,934,208
Carter's, Inc.	24,275	1,710,902
Columbia Sportswear Co.	22,650	1,621,287
eBay, Inc.	29,975	1,249,058
O'Reilly Automotive, Inc. (a)	2,650	1,674,164
Ross Stores, Inc.	34,150	2,398,355
Service Corporation International	23,900	1,651,968
Ulta Beauty, Inc. (a)	5,200	2,004,496
		14,244,438
Consumer Staples (5.0%)
Church & Dwight Co., Inc.	21,475	1,989,874
The Boston Beer Co., Inc., Class A (a)	3,375	1,022,524
The Hershey Co.	12,925	2,780,942
The JM Smucker Co.	12,800	1,638,528
		7,431,868
Energy (3.5%)
Baker Hughes Co.	177,450	5,122,982
		5,122,982
Financials (15.9%)
Brown & Brown, Inc.	23,500	1,370,990
CBOE Global Markets, Inc.	16,725	1,893,103
East West Bancorp, Inc.	35,800	2,319,840
Everest Re Group Ltd.	9,100	2,550,548
FactSet Research Systems, Inc.	7,250	2,788,133
M&T Bank Corp.	16,750	2,669,782
Northern Trust Corp.	27,150	2,619,432
SEI Investments Co.	63,125	3,410,012
Signature Bank	6,450	1,155,905
T. Rowe Price Group, Inc.	24,125	2,740,841
		23,518,586
Health Care (13.6%)
Agilent Technologies, Inc.	16,950	2,013,151
Chemed Corp.	4,975	2,335,215
Henry Schein, Inc. (a)	19,475	1,494,512
Laboratory Corp. of America Holdings	6,375	1,494,045
Medpace Holdings, Inc. (a)	11,150	1,668,821
Mettler-Toledo International, Inc. (a)	1,260	1,447,450
STERIS PLC	10,875	2,241,881
Teleflex, Inc.	5,725	1,407,491
The Cooper Cos., Inc.	9,750	3,052,921
Waters Corp. (a)	9,150	3,028,466
		20,183,953
Industrials (16.8%)
AMETEK, Inc.	20,150	2,214,284
AO Smith Corp.	23,825	1,302,751
Cummins, Inc.	7,100	1,374,063
Donaldson Co., Inc.	42,875	2,064,002
Expeditors International of Washington, Inc.	24,775	2,414,572
Hubbell, Inc.	11,350	2,026,883
Lincoln Electric Holdings, Inc.	15,650	1,930,583
Masco Corp.	47,800	2,418,680
Nordson Corp.	8,350	1,690,374
Rockwell Automation, Inc.	7,775	1,549,635
Stanley Black & Decker, Inc.	18,125	1,900,588
Verisk Analytics, Inc.	8,900	1,540,501
W.W. Grainger, Inc.	5,400	2,453,922
		24,880,838
Information Technology (15.5%)
Amdocs Ltd.	20,600	1,716,186
Amphenol Corp., Class A	30,650	1,973,247
ANSYS, Inc. (a)	6,250	1,495,563
Arista Networks, Inc. (a)	16,875	1,581,863
Aspen Technology, Inc. (a)	8,215	1,508,931
Broadridge Financial Solutions, Inc.	11,050	1,575,178
Check Point Software Technologies Ltd. (a)	12,875	1,567,917
F5, Inc. (a)	11,875	1,817,350
Paychex, Inc.	29,450	3,353,471
Synopsys, Inc. (a)	9,175	2,786,447
TE Connectivity Ltd.	19,400	2,195,110
Trimble, Inc. (a)	23,575	1,372,772
		22,944,035
Materials (6.4%)
AptarGroup, Inc.	22,175	2,288,681
Avery Dennison Corp.	11,950	1,934,347
Ball Corp.	28,475	1,958,226
Packaging Corp. of America	11,500	1,581,250
RPM International, Inc.	21,125	1,662,960
		9,425,464
Real Estate (4.1%)
Alexandria Real Estate Equities, Inc.	9,925	1,439,423
AvalonBay Communities, Inc.	7,350	1,427,738
Jones Lang LaSalle, Inc. (a)	9,225	1,613,084
Realty Income Corp.	23,350	1,593,870
		6,074,115
Utilities (6.1%)
Atmos Energy Corp.	26,825	3,007,083
Eversource Energy	34,250	2,893,098
ONE Gas, Inc.	38,300	3,109,576
		9,009,757
TOTAL COMMON STOCKS (Cost $112,958,420)		146,686,520

Investment Companies (0.9%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 1.34% (b)	1,347,458	1,347,458
TOTAL INVESTMENT COMPANIES (Cost $1,347,458)		1,347,458

Total Investments (Cost $114,305,878) — 100.0%		148,033,978
Liabilities in excess of other assets — 0.0%		(12,585)
NET ASSETS — 100.0%		$148,021,393

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2022.

PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust Midcap Fund

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets:
Investments, at fair value (cost $114,305,878)	$148,033,978
Dividends receivable	107,788
Receivable for capital shares issued	31,983
Prepaid expenses	12,867
Total Assets	148,186,616
Liabilities:
Payable for capital shares redeemed	54,149
Accrued expenses and other liabilities:
Investment adviser	93,448
Administration and accounting	2,973
Chief compliance officer	267
Custodian	763
Shareholder servicing fees	9,640
Transfer agent	2,171
Trustee	438
Other	1,374
Total Liabilities	165,223
Net Assets	$148,021,393
Composition of Net Assets:
Paid in capital	$108,166,969
Total distributable earnings/(loss)	39,854,424
Net Assets	$148,021,393
Shares outstanding (par value $0.01, unlimited number of shares authorized)	7,151,853
Net Asset Value, Offering Price and Redemption price per share	$20.70

Statement of Operations

For the period ended June 30, 2022 (Unaudited)

Investment Income:
Dividends	$1,155,625
Total Investment Income	1,155,625
Expenses:
Investment adviser	602,029
Administration and accounting	27,949
Chief compliance officer	3,361
Custodian	9,915
Shareholder servicing	99,002
Transfer agency	16,856
Trustee	7,305
Other	29,991
Gross expense before recoupment	796,408
Recoupment of prior expenses reimbursed by the investment adviser	5,501
Total expenses	801,909
Net Expenses	801,909
Net Investment Income	353,716
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	6,025,007
Change in unrealized appreciation/depreciation on investments	(36,575,070)
Net realized/unrealized gains (losses) on investments	(30,550,063)
Change in Net Assets Resulting from Operations	$(30,196,347)

See Notes to Financial Statements

Financial Statements	Boston Trust Midcap Fund

Statements of Changes in Net Assets

	For the six months
	ended	For the year ended
	June 30, 2022	December 31, 2021
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$353,716	$552,071
Net realized gains from investment transactions	6,025,007	7,173,019
Change in unrealized appreciation/depreciation on investments	(36,575,070)	26,695,687
Change in Net Assets Resulting from Operations	(30,196,347)	34,420,777
Distributions to shareholders:
Total Distributions	—	(8,079,854)
Change in Net Assets Resulting from distributions to shareholders	—	(8,079,854)
Capital Share Transactions:
Proceeds from shares issued	18,697,908	29,538,536
Dividends reinvested	—	6,597,814
Cost of shares redeemed	(13,244,736)	(29,435,595)
Change in Net Assets Resulting from Capital Share Transactions	5,453,172	6,700,755
Change in Net Assets	(24,743,175)	33,041,678
Net Assets:
Beginning of period	172,764,568	139,722,890
End of period	$148,021,393	$172,764,568
Share Transactions:
Issued	817,560	1,258,742
Reinvested	—	275,024
Redeemed	(588,527)	(1,258,873)
Change in shares	229,033	274,893

See Notes to Financial Statements

Financial Statements	Boston Trust Midcap Fund

Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	June 30,		December	December	December	December	December
	2022		31, 2021	31, 2020	31, 2019	31, 2018	31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$24.96		$21.02	$19.55	$15.78	$17.26	$15.34
Investment Activities:
Operations:
Net investment income	0.05		0.08	0.12	0.10	0.08	0.08
Net realized/unrealized gains (losses) from investments	(4.31)		5.09	1.60	4.39	(0.62)	2.98
Total from investment activities	(4.26)		5.17	1.72	4.49	(0.54)	3.06
Distributions from:
Net investment income	—		(0.10)	(0.12)	(0.09)	(0.08)	(0.08)
Net realized gains from investment transactions	—		(1.13)	(0.13)	(0.63)	(0.86)	(1.06)
Total distributions	—		(1.23)	(0.25)	(0.72)	(0.94)	(1.14)
Net Asset Value, End of Period	$20.70		$24.96	$21.02	$19.55	$15.78	$17.26
Total Return	(17.07	)%(a)	24.81%	8.81%	28.59%	(3.36)%	20.01%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$148,021		$172,765	$139,723	$145,305	$74,863	$61,548
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00%	0.98%	1.00%
Ratio of net investment income to average net assets	0.44	%(b)	0.36%	0.59%	0.67%	0.54%	0.46%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	1.00	%(b)	1.00%	1.05%	1.04%	0.98%	0.98%
Portfolio turnover rate	14.65	%(a)	19.72%	38.33%	18.46%	19.34%	23.22%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.

Amounts designated as "-" are $0.00 or have been rounded to $0.00

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund

June 30, 2022 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (98.9%)
Communication Services (2.9%)
Interpublic Group of Cos., Inc.	234,520	6,456,336
Omnicom Group, Inc.	121,925	7,755,649
		14,211,985
Consumer Discretionary (10.2%)
Carter's, Inc.	62,525	4,406,762
Cavco Industries, Inc. (a)	23,740	4,652,803
Choice Hotels International, Inc.	65,010	7,257,066
Columbia Sportswear Co.	94,520	6,765,742
Service Corporation International	167,000	11,702,861
Texas Roadhouse, Inc.	51,835	3,794,322
TopBuild Corp. (a)	31,200	5,215,392
Williams Sonoma, Inc.	54,425	6,038,454
		49,833,402
Consumer Staples (5.6%)
Church & Dwight Co., Inc.	77,405	7,172,347
Flowers Foods, Inc.	219,210	5,769,607
Lamb Weston Holdings, Inc.	86,490	6,180,575
The JM Smucker Co.	62,000	7,936,621
		27,059,150
Energy (3.9%)
Cactus, Inc., Class A	138,300	5,569,341
Core Laboratories NV	241,800	4,790,058
Helmerich & Payne, Inc.	199,740	8,600,804
		18,960,203
Financials (13.3%)
American Financial Group, Inc.	55,480	7,701,179
Brown & Brown, Inc.	85,700	4,999,738
CBOE Global Markets, Inc.	61,295	6,937,981
Cohen & Steers, Inc.	64,220	4,083,750
East West Bancorp, Inc.	130,650	8,466,120
FactSet Research Systems, Inc.	26,400	10,152,648
SEI Investments Co.	19,583	9,691,458
Signature Bank	31,815	5,701,566
UMB Financial Corp.	81,800	7,042,980
		64,777,420
Health Care (15.7%)
Charles River Laboratories
International, Inc. (a)	30,235	6,469,383
Chemed Corp.	18,025	8,460,755
Henry Schein, Inc. (a)	108,615	8,335,115
Medpace Holdings, Inc. (a)	72,570	10,861,552
PerkinElmer, Inc.	67,485	9,597,717
STERIS PLC	45,575	9,395,287
Teleflex, Inc.	16,725	4,111,841
The Cooper Cos., Inc.	25,925	8,117,636
Waters Corp. (a)	33,485	11,082,864
		76,432,150
Industrials (16.7%)
AO Smith Corp.	101,835	5,568,338
Applied Industrial Technologies, Inc.	69,965	6,728,534
C.H. Robinson Worldwide, Inc.	56,900	5,767,953
Donaldson Co., Inc.	157,620	7,587,828
Expeditors International of Washington, Inc.	82,415	8,032,166
Hubbell, Inc.	37,550	6,705,679
Lincoln Electric Holdings, Inc.	58,790	7,252,334
Masco Corp.	111,075	5,620,395
Nordson Corp.	36,873	7,464,570
Robert Half International, Inc.	70,760	5,299,216
Snap-on, Inc.	33,256	6,552,430
The Middleby Corp. (a)	28,365	3,555,836
The Toro Co.	65,450	4,960,456
		81,095,735
Information Technology (14.5%)
Akamai Technologies, Inc. (a)	65,700	6,000,381
Amdocs Ltd.	89,100	7,422,921
Aspen Technology, Inc. (a)	39,800	7,310,464
Broadridge Financial Solutions, Inc.	57,855	8,247,230
Dolby Laboratories, Inc., Class A	71,340	5,105,090
F5, Inc. (a)	33,395	5,110,771
Jack Henry & Associates, Inc.	41,300	7,434,826
Manhattan Associates, Inc. (a)	47,500	5,443,500
NetApp, Inc.	85,400	5,571,496
Progress Software Corp.	142,125	6,438,263
Trimble, Inc. (a)	116,300	6,772,149
		70,857,091
Materials (5.7%)
AptarGroup, Inc.	72,745	7,508,011
Avery Dennison Corp.	36,495	5,907,446
Packaging Corp. of America	39,665	5,453,938
RPM International, Inc.	114,620	9,022,886
		27,892,281
Real Estate (6.8%)
CubeSmart	96,210	4,110,091
Jones Lang LaSalle, Inc. (a)	55,775	9,752,817
Lamar Advertising Co., Class A	69,615	6,124,032
Physicians Realty Trust	399,715	6,975,026
STAG Industrial, Inc.	198,100	6,117,328
		33,079,294
Utilities (3.6%)
Atmos Energy Corp.	58,250	6,529,825
IDACORP, Inc.	41,300	4,374,496
ONE Gas, Inc.	80,570	6,541,478
		17,445,799
TOTAL COMMON STOCKS (Cost $482,024,388)		481,644,510

Investment Companies (1.1%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 1.34% (b)	5,278,406	5,278,406
TOTAL INVESTMENT COMPANIES (Cost $5,278,406)		5,278,406
Total Investments (Cost $487,302,794) — 100.0%		486,922,916
Other assets in excess of liabilities — 0.0%		195,647
NET ASSETS — 100.0%		$487,118,563

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2022.

PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust SMID Cap Fund

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets:
Investments, at fair value (cost $487,302,794)	$486,922,916
Dividends receivable	406,713
Receivable for capital shares issued	239,625
Prepaid expenses	9,719
Total Assets	487,578,973
Liabilities:
Payable for capital shares redeemed	181,582
Accrued expenses and other liabilities:
Investment adviser	266,902
Administration and accounting	6,605
Chief compliance officer	348
Custodian	1,108
Transfer agent	1,868
Trustee	571
Other	1,426
Total Liabilities	460,410
Net Assets	$487,118,563
Composition of Net Assets:
Paid in capital	$449,555,625
Total distributable earnings/(loss)	37,562,938
Net Assets	$487,118,563
Shares outstanding (par value $0.01, unlimited number of shares authorized)	24,326,604
Net Asset Value, Offering Price and Redemption price per share	$20.02

Statement of Operations

For the period ended June 30, 2022 (Unaudited)

Investment Income:
Dividends	$4,690,233
Less: Foreign tax withholding	(202)
Total Investment Income	4,690,031
Expenses:
Investment adviser	2,100,546
Administration and accounting	100,777
Chief compliance officer	12,555
Custodian	39,218
Transfer agency	18,613
Trustee	27,660
Other	71,212
Total expenses before fee reductions	2,370,581
Fees contractually reduced by the investment adviser	(272,137)
Net Expenses	2,098,444
Net Investment Income	2,591,587
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	8,134,042
Net realized gains from redemptions in-kind (a)	26,458,355
Change in unrealized appreciation/depreciation on investments	(143,623,459)
Net realized/unrealized gains (losses) on investments	(109,031,062)
Change in Net Assets Resulting from Operations	$(106,439,475)

(a)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

Financial Statements	Boston Trust SMID Cap Fund

Statements of Changes in Net Assets

	For the six months
	ended	For the year ended
	June 30, 2022	December 31, 2021
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$2,591,587	$4,078,818
Net realized gains from investment transactions	34,592,397	33,055,337
Change in unrealized appreciation/depreciation on investments	(143,623,459)	94,523,901
Change in Net Assets Resulting from Operations	(106,439,475)	131,658,056
Distributions to shareholders:
Total Distributions	—	(18,086,887)
Change in Net Assets Resulting from distributions to shareholders	—	(18,086,887)
Capital Share Transactions:
Proceeds from shares issued	82,416,338	381,010,825
Dividends reinvested	—	12,029,358
Cost of shares redeemed	(30,266,659)	(83,358,340)
Cost of in-kind shares redeemed (a)	(74,138,431)	(33,781,359)
Change in Net Assets Resulting from Capital Share Transactions	(21,988,752)	275,900,484
Change in Net Assets	(128,428,227)	389,471,653
Net Assets:
Beginning of period	615,546,790	226,075,137
End of period	$487,118,563	$615,546,790
Share Transactions:
Issued	3,678,385	18,280,304
Reinvested	—	513,856
Redeemed	(1,378,135)	(3,804,896)
Redeemed in-kind (a)	(3,279,011)	(1,437,505)
Change in shares	(978,761)	13,551,759

(a)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

Financial Statements	Boston Trust SMID Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year		For the year		For the year	For the year	For the year
	ended		ended		ended		ended	ended	ended
	June 30,		December		December		December	December	December
	2022		31, 2021		31, 2020		31, 2019	31, 2018	31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$24.32		$19.23		$17.90		$14.63	$15.79	$13.48
Investment Activities:
Operations:
Net investment income	0.11		0.17		0.12		0.14	0.11	0.07
Net realized/unrealized gains (losses) from investments	(4.41)		5.66		1.36		3.76	(0.98)	2.41
Total from investment activities	(4.30)		5.83		1.48		3.90	(0.87)	2.48
Distributions from:
Net investment income	—		(0.19)		(0.13)		(0.12)	(0.12)	(0.08)
Net realized gains from investment transactions	—		(0.55)		(0.02)		(0.51)	(0.17)	(0.09)
Total distributions	—		(0.74)		(0.15)		(0.63)	(0.29)	(0.17)
Net Asset Value, End of Period	$20.02		$24.32		$19.23		$17.90	$14.63	$15.79
Total Return	(17.68	)%(a)	30.46%		8.26%		26.74%	(5.62)%	18.39%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$487,119		$615,547		$226,075		$126,376	$74,299	$56,443
Ratio of net expenses to average net assets	0.75	%(b)	0.75%		0.75%		0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	0.93	%(b)	0.80%		0.89%		0.85%	0.77%	0.85%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	0.85	%(b)	0.85%		0.91%		0.95%	0.98%	1.04%
Portfolio turnover rate	16.23	%(a)	35.83	%(d)	51.26	%(d)	24.08%	14.98%	37.44%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(d)	Excludes impact of in-kind transactions.

Amounts designated as "-" are $0.00 or have been rounded to $0.00

See Notes to Financial Statements

Read our 2021 Annual ESG Impact Report online

We invite you to read our Annual ESG Impact Report online, which provides an in-depth view of the ways in which Boston Trust Walden Company promotes business sustainability and achieves impact on behalf of clients.

The report can be found at: www.bostontrustwalden.com/2021-impact-report/

Investment Performance (Unaudited)	Boston Trust Walden Balanced Fund
Boston Trust Walden Equity Fund
June 30, 2022 (Unaudited)

		For the periods ended 6/30/22
		Average Annual Total Returns
								Since
	Six							Inception
	Months	1 Year	3 Years	5 Years	10 Years	15 Years	20 Years	(6/20/99)
Boston Trust Walden Balanced Fund[1]	(16.34)%	(9.27)%	5.56%	7.19%	8.26%	6.29%	6.45%	5.60%
Boston Trust Walden Equity Fund[1]	(18.25)%	(8.64)%	9.74%	11.18%	11.79%	8.64%	8.64%	7.12%
S&P 500 Total Return Index	(19.96)%	(10.62)%	10.59%	11.30%	12.95%	8.53%	9.07%	6.59%
Bloomberg U.S. Government/Credit Bond Index	(11.05)%	(10.85)%	(0.77)%	1.05%	1.67%	3.38%	3.71%	4.25
FTSE 3-Month U.S. Treasury Bill Index	0.17%	0.19%	0.61%	1.09%	0.62%	0.70%	1.19%	1.62%

Hypothetical Growth of a $100,000 Investment

The above charts represent a 10-year hypothetical $100,000 investment in the Boston Trust Walden Balanced Fund and Boston Trust Walden Equity Fund, and includes the reinvestment of dividends and capital gains in the Funds. The returns shown on the table and the graphs do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Walden Balanced Fund is measured against a combination of equity and fixed income indices. The Boston Trust Walden Equity Fund is measured against the Standard & Poor’s 500 Total Return Index (“S&P 500”), which is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The Bloomberg U.S. Government/Credit Bond Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and USD Corporates. The Bloomberg U.S. Government/Credit Bond Index is a component of the Bloomberg U.S. Aggregate Bond Index. The FTSE 3-Month U.S. Treasury Bill Index reflects monthly return equivalents of yield averages that are not marked to the market. The index is an average of the last three-month treasury bill issues. The three-month treasury bills are the short-term debt obligations of the U.S. Government. The indexes are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Funds’ performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Boston Trust Walden Balanced Fund

Fund Net Asset Value:	$21.04
Gross Expense Ratio[1]:	1.00%

Boston Trust Walden Equity Fund

Fund Net Asset Value:	$29.48
Gross Expense Ratio[1]:	1.02%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from each Fund’s prospectus dated May 1, 2022. The contractual fee limit under each Fund’s expense limitation agreement is 1.00% of each Fund’s average annual net assets, subject to certain limitations as described in each Fund’s prospectus. Please see each Fund’s most recent prospectus for details. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2023 and may be renewed thereafter. Additional information pertaining to each Fund’s expense ratio as of June 30, 2022 can be found in the financial highlights included in this report.

Investment Performance (Unaudited)	Boston Trust Walden Midcap Fund
June 30, 2022 (Unaudited)

		For the periods ended 6/30/22
		Average Annual Total Returns
						Since
	Six					Inception
	Months	1 Year	3 Years	5 Years	10 Years	(8/1/11)
Boston Trust Walden Midcap Fund[1]	(17.11)%	(7.50)%	6.49%	9.01%	10.65%	10.27%
Russell MidCap Index	(21.57)%	(17.30)%	6.59%	7.96%	11.28%	10.58%

Hypothetical Growth of a $100,000 Investment

The above chart represents a 10-year hypothetical $100,000 investment in the Boston Trust Walden Midcap Fund, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Walden Midcap Fund is measured against the Russell Midcap® Index, which is an unmanaged index that tracks the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately

800 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$19.43
Gross Expense Ratio[1]:	0.99%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Returns less than one year are not annualized. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s prospectus dated May 1, 2022. The contractual fee limit under the Fund's expense limitation agreement is 1.00% of the Fund's average annual net assets, subject to certain limitations as described in the Fund's prospectus. Please see the Fund's most recent prospectus for details. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2023 and may be renewed thereafter. Additional information pertaining to the Fund's expense ratio as of June 30, 2022 can be found in the financial highlights included in this report.

Investment Performance (Unaudited)	Boston Trust Walden SMID Cap Fund
June 30, 2022 (Unaudited)

		For the periods ended 6/30/22
		Average Annual Total Returns
						Since
	Six					Inception
	Months	1 Year	3 Years	5 Years	10 Years	(6/28/12)
Boston Trust Walden SMID Cap Fund[1]	(19.79)%	(10.00)%	6.53%	8.15%	10.43%	10.72%
Russell 2500 Index	(21.81)%	(21.00)%	5.91%	7.04%	10.48%	10.78%

Hypothetical Growth of a $100,000 Investment

The above chart represents a 10-year hypothetical $100,000 investment in the Boston Trust Walden SMID Cap Fund , and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on

Fund distributions or the redemption of Fund shares.

The Boston Trust Walden SMID Cap Fund is measured against the Russell 2500™ Index, which is an unmanaged index that tracks the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500™ is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$19.29
Gross Expense Ratio[1]:	1.00%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s prospectus dated May 1, 2022. The contractual fee limit under the Fund's expense limitation agreement is 1.00% of the Fund's average annual net assets, subject to certain limitations as described in the Fund's prospectus. Please see the Fund's most recent prospectus for details. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2023 and may be renewed thereafter. Additional information pertaining to the Fund's expense ratio as of June 30, 2022 can be found in the financial highlights included in this report.

Investment Performance (Unaudited)	Boston Trust Walden Small Cap Fund
June 30, 2022 (Unaudited)

		For the periods ended 6/30/22
		Average Annual Total Returns
								Since
	Six							Inception
	Months	1 Year	3 Years	5 Years	10 Years	15 Years	20 Years	(12/31/94)
Boston Trust Walden Small Cap Fund[1]	(14.98)%	(6.33)%	8.28%	9.28%	10.36%	8.23%	9.95%	10.62%
Russell 2000 Index	(23.43)%	(25.20)%	4.21%	5.16%	9.35%	6.33%	8.16%	8.67%

Hypothetical Growth of a $100,000 Investment

Placeholder: Allows a user to build an adhoc table of information

The above chart represents a 10-year hypothetical $100,000 investment in the Boston Trust Walden Small Cap Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Walden Small Cap Fund is measured against the Russell 2000® Index, which is an unmanaged index that tracks the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$15.27
Gross Expense Ratio[1]:	1.01%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s prospectus dated May 1, 2022. The contractual fee limit under the Fund's expense limitation agreement is 1.00% of the Fund's average annual net assets, subject to certain limitations as described in the Fund's prospectus. Please see the Fund's most recent prospectus for details. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2023 and may be renewed thereafter. Additional information pertaining to the Fund's expense ratio as of June 30, 2022 can be found in the financial highlights included in this report.

Investment Performance (Unaudited)	Boston Trust Walden International Equity Fund
June 30, 2022 (Unaudited)

		For the periods ended 6/30/22
		Average Annual Total Returns
					Since
	Six				Inception
	Months	1 Year	3 Years	5 Years	(6/9/15)
Boston Trust Walden International Equity Fund	(17.35)%	(13.95)%	2.36%	3.03%	3.17%
MSCI World ex-USA Index (Net)	(18.76)%	(16.76)%	1.70%	2.66%	2.82%
FTSE Developed Ex-US	(19.00)%	(17.73)%	2.33%	3.10%	3.47%

Hypothetical Growth of a $1,000,000 Investment

The above chart represents a hypothetical $1,000,000 investment in the Boston Trust Walden International Equity Fund from June 9, 2015 to June 30, 2022, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Walden International Equity Fund is measured against the MSCI World ex-USA Index. The MSCI World ex-USA Index captures large- and mid-cap representation of developed markets countries (excluding the United States) and the FTSE Developed ex-US Index, which represents the largest securities in developed countries equity markets (excluding the United States) based on all investable equity securities. Index returns reflect neither the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$11.34
Gross Expense Ratio[1]:	0.94%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s prospectus dated May 1, 2022. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2022 can be found in the financial highlights included in this report.

Schedule of Portfolio Investments	Boston Trust Walden Balanced Fund

June 30, 2022 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (67.3%)
Communication Services (6.5%)
Alphabet, Inc., Class A (a)	1,000	2,179,260
Alphabet, Inc., Class C (a)	2,450	5,359,252
Charter Communications, Inc., Class A (a)	2,445	1,145,556
Comcast Corp., Class A	30,475	1,195,839
Electronic Arts, Inc.	10,510	1,278,542
		11,158,449
Consumer Discretionary (6.6%)
AutoZone, Inc. (a)	890	1,912,717
Dollar General Corp.	7,200	1,767,168
eBay, Inc.	20,975	874,028
Lowe's Cos., Inc.	4,700	820,949
McDonald's Corp.	5,000	1,234,400
NIKE, Inc., Class B	17,000	1,737,400
Ross Stores, Inc.	13,000	912,990
Starbucks Corp.	16,510	1,261,199
The Home Depot, Inc.	3,000	822,810
		11,343,661
Consumer Staples (3.5%)
Costco Wholesale Corp.	5,500	2,636,040
PepsiCo, Inc.	11,500	1,916,590
The Estee Lauder Cos., Inc.	6,000	1,528,020
		6,080,650
Energy (2.9%)
ConocoPhillips	50,100	4,499,481
Schlumberger NV	15,000	536,400
		5,035,881
Financials (9.2%)
American Express Co.	8,500	1,178,270
Chubb Ltd.	7,500	1,474,350
East West Bancorp, Inc.	15,000	972,000
FactSet Research Systems, Inc.	3,000	1,153,710
JPMorgan Chase & Co.	22,285	2,509,514
Marsh & McLennan Cos., Inc.	8,000	1,242,000
Moody's Corp.	4,240	1,153,153
Northern Trust Corp.	18,220	1,757,865
T. Rowe Price Group, Inc.	10,000	1,136,100
The PNC Financial Services Group, Inc.	7,000	1,104,390
U.S. Bancorp	43,810	2,016,136
		15,697,488
Health Care (10.6%)
Agilent Technologies, Inc.	8,000	950,160
Becton, Dickinson & Co.	7,250	1,787,342
Danaher Corp.	4,300	1,090,136
Johnson & Johnson	10,750	1,908,233
Medtronic PLC	13,315	1,195,021
Merck & Co., Inc.	15,000	1,367,550
Mettler-Toledo International, Inc. (a)	1,400	1,608,278
Stryker Corp.	9,250	1,840,102
The Cooper Cos., Inc.	3,000	939,360
UnitedHealth Group, Inc.	6,750	3,467,003
Waters Corp. (a)	5,500	1,820,390
		17,973,575
Industrials (7.1%)
Cummins, Inc.	5,445	1,053,771
Deere & Co.	5,500	1,647,085
Donaldson Co., Inc.	18,000	866,520
Hubbell, Inc.	7,250	1,294,705
Illinois Tool Works, Inc.	5,000	911,250
Masco Corp.	22,500	1,138,500
Union Pacific Corp.	9,755	2,080,546
United Parcel Service, Inc., Class B	10,000	1,825,400
W.W. Grainger, Inc.	3,000	1,363,290
		12,181,067
Information Technology (18.4%)
Accenture PLC, Class A	12,000	3,331,800
Adobe, Inc. (a)	2,340	856,580
Analog Devices, Inc.	8,995	1,314,080
Apple, Inc.	66,000	9,023,520
Automatic Data Processing, Inc.	13,000	2,730,520
Cisco Systems, Inc.	33,525	1,429,506
Microsoft Corp.	32,065	8,235,254
PayPal Holdings, Inc. (a)	8,500	593,640
TE Connectivity Ltd.	6,500	735,475
Visa, Inc., Class A	16,000	3,150,240
		31,400,615
Materials (1.5%)
Air Products and Chemicals, Inc.	6,000	1,442,880
AptarGroup, Inc.	10,500	1,083,705
		2,526,585
Utilities (1.0%)
Eversource Energy	21,000	1,773,870
		1,773,870
TOTAL COMMON STOCKS (Cost $52,594,082)		115,171,841

	Principal
	Amount ($)
Corporate Bonds (8.3%)
Communication Services (0.8%)
Comcast Corp., 3.30%, 4/1/27, Callable 2/1/27 @ 100	250,000	242,453
Comcast Corp., 3.95%, 10/15/25, Callable 8/15/25 @ 100	250,000	251,584
Verizon Communications, Inc., 1.50%, 9/18/30, Callable 6/18/30 @ 100	1,000,000	802,250
		1,296,287
Consumer Discretionary (1.2%)
Home Depot, Inc., 1.38%, 3/15/31, Callable 12/15/30 @ 100	300,000	242,656
NIKE, Inc., 2.75%, 3/27/27, Callable 1/27/27@100	500,000	482,246
Starbucks Corp., 2.45%, 6/15/26, Callable 3/15/26 @ 100	350,000	330,947
Toyota Motor Credit Corp., 1.45%, 1/13/25, MTN	1,000,000	949,795
		2,005,644
Consumer Staples (0.4%)
The Estee Lauder Cos., Inc., 1.95%, 3/15/31, Callable 12/15/30 @ 100	750,000	634,371

Financials (0.6%)
American Express Co., 2.65%, 12/2/22	287,000	286,935
John Deere Capital Corp., 2.80%, 7/18/29	350,000	323,160

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Walden Balanced Fund

June 30, 2022 (Unaudited)

	Principal
Security Description	Amount ($)	Fair Value ($)
Corporate Bonds (continued)
Financials, (continued)
JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	500,000	476,654
		1,086,749
Health Care (1.4%)
Abbott Laboratories, 2.95%, 3/15/25, Callable 12/15/24 @ 100	100,000	98,778
Healthcare Corp., 1.15%, 6/15/25, Callable 5/15/25 @ 100	100,000	92,452
Kaiser Foundation Hospitals, 3.15%, 5/1/27, Callable 2/1/27 @ 100	250,000	243,470
Pfizer, Inc., 1.70%, 5/28/30, Callable 2/28/30@100	500,000	427,060
Pfizer, Inc., 3.40%, 5/15/24	100,000	100,293
Stryker Corp., 3.50%, 3/15/26, Callable 12/15/25 @ 100	300,000	295,126
UnitedHealth Group, Inc., 2.88%, 8/15/29	1,200,000	1,109,782
		2,366,961
Industrials (0.6%)
3M Co., 3.00%, 8/7/25, MTN	250,000	246,570
Emerson Electric Co., 2.63%, 2/15/23, Callable 11/15/22 @ 100	200,000	200,180
Hubbell, Inc., 2.30%, 3/15/31, Callable 12/15/30@100	200,000	168,602
Hubbell, Inc., 3.35%, 3/1/26, Callable 12/1/25@100	145,000	141,622
Hubbell, Inc., 3.50%, 2/15/28, Callable 11/15/27@100	150,000	144,319
United Parcel Service, Inc., 2.40%, 11/15/26, Callable 8/15/26 @ 100	200,000	190,227
		1,091,520
Information Technology (2.1%)
Apple, Inc., 2.20%, 9/11/29, Callable 6/11/29@100	350,000	316,205
Apple, Inc., 2.85%, 2/23/23, Callable 12/23/22@100	150,000	150,103
Apple, Inc., 3.00%, 6/20/27, Callable 3/20/27@100	200,000	196,019
Intel Corp., 3.90%, 3/25/30, Callable 12/25/29@100	1,000,000	982,626
Intuit, Inc., 0.65%, 7/15/23	1,000,000	972,453
Mastercard, Inc., 2.95%, 11/21/26, Callable 8/21/26 @ 100	100,000	97,792
Mastercard, Inc., 3.30%, 3/26/27, Callable 1/26/27 @ 100	150,000	147,720
Oracle Corp., 2.50%, 4/1/25, Callable 3/1/25@100	200,000	190,444
Oracle Corp., 3.40%, 7/8/24, Callable 4/8/24@100	300,000	296,274
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25@100	275,000	272,356
		3,621,992
Materials (0.7%)
Air Products And Chemicals, Inc., 2.05%, 5/15/30, Callable 2/15/30 @100	1,425,000	1,236,255

Utilities (0.5%)
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30, Callable 1/1/30 @ 100	1,000,000	934,833
TOTAL CORPORATE BONDS (Cost $15,647,602)		14,274,612

Municipal Bonds (0.5%)

Georgia (0.2%)
State of Georgia, GO, Series B, 1.40%, 8/1/33, Callable 8/1/30 @ 100	350,000	272,213

Hawaii (0.2%)
State of Hawaii, GO, Series FZ, 1.87%, 8/1/33, Callable 8/1/30 @ 100	500,000	404,094

New York (0.1%)
New York State Environmental Facilities Corp. Revenue, 1.89%, 7/15/22	190,000	189,990
TOTAL MUNICIPAL BONDS (Cost $1,048,061)		866,297

U.S. Government & U.S. Government Agency Obligations (22.5%)

Federal Farm Credit Bank (0.5%)
2.75%, 7/16/27	250,000	245,896
2.85%, 3/2/28	750,000	739,197
		985,093
Federal Home Loan Bank (1.1%)
2.88%, 9/13/24	1,000,000	996,947
5.50%, 7/15/36	700,000	848,118
		1,845,065
Federal National Mortgage Association (3.3%)
1.88%, 9/24/26	1,000,000	953,169
2.13%, 4/24/26	1,250,000	1,209,041
2.63%, 9/6/24	3,250,000	3,223,316
		5,385,526
Government National Mortgage Association (0.0%) (b)
4.00%, 9/15/40	10,754	10,932
4.00%, 9/15/41	34,644	35,206
		46,138
Housing & Urban Development (0.2%)
2.70%, 8/1/22	362,000	362,350

U.S. Treasury Inflation Index Note (2.1%)
0.13%, 1/15/32	2,241,934	2,137,414
0.25%, 7/15/29	1,130,030	1,100,211
0.75%, 7/15/28	575,770	582,090
		3,819,715
U.S. Treasury Note (15.3%)
1.13%, 2/15/31	400,000	344,625
1.63%, 8/15/29	2,800,000	2,555,219
2.50%, 2/28/26	1,125,000	1,105,027
2.75%, 2/28/25	3,875,000	3,851,689
2.88%, 11/30/23	1,350,000	1,349,446
2.88%, 5/15/32	17,100,000	16,959,726
		26,165,732
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $38,901,748)		38,609,619

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Walden Balanced Fund

June 30, 2022 (Unaudited)

	Principal
Security Description	Amount ($)	Fair Value ($)
Yankee Dollar (0.2%)
Financials (0.2%)
The Toronto-Dominion Bank, 3.50%, 7/19/23, MTN	350,000	350,977
TOTAL YANKEE DOLLAR (Cost $351,773)		350,977

Investment Companies (1.0%)

	Shares
JPMorgan U.S. Government Money Market Fund, Capital Shares, 1.34% (c)	1,644,989	1,644,989
TOTAL INVESTMENT COMPANIES (Cost $1,644,989)		1,644,989
Total Investments (Cost $110,188,255) — 99.8%		170,918,335
Other assets in excess of liabilities — 0.2%		370,308
NET ASSETS — 100.0%		$171,288,643

(a)	Non-income producing security.
(b)	Represents less than 0.05%.
(c)	Rate disclosed is the seven day yield as of June 30, 2022.

GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust Walden Balanced Fund

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets:
Investments, at fair value (cost $110,188,255)	$170,918,335
Interest and dividends receivable	474,771
Receivable for capital shares issued	23,903
Prepaid expenses	8,851
Total Assets	171,425,860
Liabilities:
Payable for capital shares redeemed	1,503
Accrued expenses and other liabilities:
Investment adviser	107,076
Administration and accounting	3,780
Chief compliance officer	329
Custodian	1,083
Shareholder servicing fees	18,883
Transfer agent	2,515
Trustee	541
Other	1,507
Total Liabilities	137,217
Net Assets	$171,288,643
Composition of Net Assets:
Paid in capital	$106,889,175
Total distributable earnings/(loss)	64,399,468
Net Assets	$171,288,643
Shares outstanding (par value $0.01, unlimited number of shares authorized)	8,142,837
Net Asset Value, Offering Price and Redemption price per share	$21.04

Statement of Operations

For the period ended June 30, 2022 (Unaudited)

Investment Income:
Interest	$703,788
Dividends	1,003,114
Total Investment Income	1,706,902
Expenses:
Investment adviser	706,166
Administration and accounting	36,760
Chief compliance officer	4,120
Custodian	13,046
Shareholder servicing	114,234
Transfer agency	17,874
Trustee	8,983
Other	28,796
Gross expense before recoupment	929,979
Recoupment of prior expenses reimbursed by the investment adviser	10,657
Total expenses	940,636
Net Expenses	940,636
Net Investment Income	766,266
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	1,385,890
Change in unrealized appreciation/depreciation on investments	(36,267,126)
Net realized/unrealized gains (losses) on investments	(34,881,236)
Change in Net Assets Resulting from Operations	$(34,114,970)

See Notes to Financial Statements

Financial Statements	Boston Trust Walden Balanced Fund

Statements of Changes in Net Assets

	For the six months
	ended	For the year ended
	June 30, 2022	December 31, 2021
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$766,266	$1,169,958
Net realized gains from investment transactions	1,385,890	6,570,897
Change in unrealized appreciation/depreciation on investments	(36,267,126)	26,468,249
Change in Net Assets Resulting from Operations	(34,114,970)	34,209,104
Distributions to shareholders:
Total Distributions	—	(7,128,948)
Change in Net Assets Resulting from distributions to shareholders	—	(7,128,948)
Capital Share Transactions:
Proceeds from shares issued	5,016,653	16,487,009
Dividends reinvested	—	5,833,464
Cost of shares redeemed	(9,149,197)	(17,247,482)
Change in Net Assets Resulting from Capital Share Transactions	(4,132,544)	5,072,991
Change in Net Assets	(38,247,514)	32,153,147
Net Assets:
Beginning of period	209,536,157	177,383,010
End of period	$171,288,643	$209,536,157
Share Transactions:
Issued	215,544	695,971
Reinvested	—	236,269
Redeemed	(403,912)	(729,204)
Change in shares	(188,368)	203,036

See Notes to Financial Statements

Financial Statements	Boston Trust Walden Balanced Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	June 30,		December	December	December	December	December
	2022		31, 2021	31, 2020	31, 2019	31, 2018	31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$25.15		$21.82	$20.76	$17.06	$17.76	$15.74
Investment Activities:
Operations:
Net investment income	0.09		0.14	0.17	0.19	0.19	0.18
Net realized/unrealized gains (losses) from investments	(4.20)		4.07	1.54	3.85	(0.52)	2.16
Total from investment activities	(4.11)		4.21	1.71	4.04	(0.33)	2.34
Distributions from:
Net investment income	—		(0.14)	(0.17)	(0.20)	(0.18)	(0.18)
Net realized gains from investment transactions	—		(0.74)	(0.48)	(0.14)	(0.19)	(0.14)
Total distributions	—		(0.88)	(0.65)	(0.34)	(0.37)	(0.32)
Net Asset Value, End of Period	$21.04		$25.15	$21.82	$20.76	$17.06	$17.76
Total Return	(16.34	)%(a)	19.38%	8.26%	23.70%	(1.90)%	14.88%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$171,289		$209,536	$177,383	$157,892	$124,495	$121,356
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.81	%(b)	0.60%	0.84%	1.01%	1.02%	1.08%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	1.00	%(b)	1.00%	1.02%	1.02%	1.04%	1.03%
Portfolio turnover rate	16.51	%(a)	20.88%	18.73%	12.99%	8.47%	8.40%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.

Amounts designated as "-" are $0.00 or have been rounded to $0.00

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Walden Equity Fund June 30, 2022 (Unaudited)

Common Stocks (99.0%)

Security Description	Shares	Fair Value ($)
Communication Services (8.9%)
Alphabet, Inc., Class A (a)	2,615	5,698,765
Alphabet, Inc., Class C (a)	4,290	9,384,160
Comcast Corp., Class A	69,605	2,731,300
Electronic Arts, Inc.	21,590	2,626,424
		20,440,649
Consumer Discretionary (10.1%)
AutoZone, Inc. (a)	1,970	4,233,767
Dollar General Corp.	15,455	3,793,275
eBay, Inc.	47,915	1,996,618
McDonald's Corp.	10,505	2,593,474
NIKE, Inc., Class B	30,540	3,121,188
Ross Stores, Inc.	19,640	1,379,317
Starbucks Corp.	34,565	2,640,421
The Home Depot, Inc.	12,205	3,347,465
		23,105,525
Consumer Staples (5.6%)
Costco Wholesale Corp.	8,730	4,184,114
PepsiCo, Inc.	29,045	4,840,639
The Estee Lauder Cos., Inc.	9,210	2,345,511
The Hershey Co.	6,760	1,454,482
		12,824,746
Energy (4.7%)
ConocoPhillips	118,915	10,679,756
		10,679,756
Financials (13.4%)
American Express Co.	12,950	1,795,129
Chubb Ltd.	17,570	3,453,910
East West Bancorp, Inc.	32,035	2,075,868
FactSet Research Systems, Inc.	7,060	2,715,064
JPMorgan Chase & Co.	46,495	5,235,802
Marsh & McLennan Cos., Inc.	17,695	2,747,149
Moody's Corp.	8,805	2,394,696
Northern Trust Corp.	38,080	3,673,959
T. Rowe Price Group, Inc.	20,835	2,367,064
U.S. Bancorp	91,010	4,188,280
		30,646,921
Health Care (15.2%)
Agilent Technologies, Inc.	17,195	2,042,250
Becton, Dickinson & Co.	17,570	4,331,532
Danaher Corp.	4,995	1,266,332
Johnson & Johnson	34,245	6,078,830
Medtronic PLC	28,050	2,517,488
Merck & Co., Inc.	34,965	3,187,759
Stryker Corp.	14,100	2,804,913
The Cooper Cos., Inc.	6,090	1,906,901
UnitedHealth Group, Inc.	14,420	7,406,545
Waters Corp. (a)	9,410	3,114,522
		34,657,072
Industrials (9.9%)
Cummins, Inc.	9,660	1,869,500
Deere & Co.	12,975	3,885,624
Donaldson Co., Inc.	37,665	1,813,193
Hubbell, Inc.	13,550	2,419,759
Masco Corp.	41,775	2,113,815
Union Pacific Corp.	24,930	5,317,070
United Parcel Service, Inc., Class B	21,245	3,878,062
Industrials (continued)
W.W. Grainger, Inc.	2,990	1,358,746
		22,655,769
Information Technology (26.9%)
Accenture PLC, Class A	23,895	6,634,447
Adobe, Inc. (a)	6,415	2,348,275
Analog Devices, Inc.	20,485	2,992,653
Apple, Inc.	122,785	16,787,165
Applied Materials, Inc.	16,475	1,498,896
Automatic Data Processing, Inc.	17,470	3,669,399
Cisco Systems, Inc.	49,930	2,129,015
Microsoft Corp.	62,135	15,958,133
TE Connectivity Ltd.	22,385	2,532,863
Visa, Inc., Class A	34,145	6,722,809
		61,273,655
Materials (2.7%)
Air Products and Chemicals, Inc.	16,975	4,082,148
AptarGroup, Inc.	20,735	2,140,059
		6,222,207
Utilities (1.6%)
Eversource Energy	43,320	3,659,240
		3,659,240
TOTAL COMMON STOCKS (Cost $110,161,096)		226,165,540

Investment Companies (0.9%)
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 1.34% (b)	2,163,704	2,163,704
TOTAL INVESTMENT COMPANIES (Cost $2,163,704)		2,163,704
Total Investments (Cost $112,324,800) — 99.9%		228,329,244
Other assets in excess of liabilities — 0.1%		126,818
NET ASSETS — 100.0%		$228,456,062

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2022.

PLC Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust Walden Equity Fund

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets:
Investments, at fair value (cost $112,324,800)	$228,329,244
Dividends receivable	298,837
Receivable for capital shares issued	26,565
Prepaid expenses	14,146
Total Assets	228,668,792
Liabilities:
Payable for capital shares redeemed	7,696
Accrued expenses and other liabilities:
Investment adviser	139,933
Administration and accounting	4,389
Chief compliance officer	410
Custodian	1,761
Shareholder servicing fees	53,435
Transfer agent	2,221
Trustee	674
Other	2,211
Total Liabilities	212,730
Net Assets	$228,456,062
Composition of Net Assets:
Paid in capital	$57,798,329
Total distributable earnings/(loss)	170,657,733
Net Assets	$228,456,062
Shares outstanding (par value $0.01, unlimited number of shares authorized)	7,748,823
Net Asset Value, Offering Price and Redemption price per share	$29.48

Statement of Operations

For the period ended June 30, 2022 (Unaudited)

Investment Income:
Dividends	$2,073,342
Total Investment Income	2,073,342
Expenses:
Investment adviser	1,017,991
Administration and accounting	49,950
Chief compliance officer	6,240
Custodian	22,516
Shareholder servicing	235,623
Transfer agency	18,124
Trustee	13,829
Other	47,083
Total expenses before fee reductions	1,411,356
Fees contractually reduced by the investment adviser	(55,511)
Net Expenses	1,355,845
Net Investment Income	717,497
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	13,400,911
Net realized gains from redemptions in-kind (a)	40,556,290
Change in unrealized appreciation/depreciation on investments	(110,493,299)
Net realized/unrealized gains (losses) on investments	(56,536,098)
Change in Net Assets Resulting from Operations	$(55,818,601)

See Notes to Financial Statements

Financial Statements	Boston Trust Walden Equity Fund

Statements of Changes in Net Assets

	For the six months
	ended	For the year ended
	June 30, 2022	December 31, 2021
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$717,497	$1,197,048
Net realized gains from investment transactions	53,957,201	5,392,806
Change in unrealized appreciation/depreciation on investments	(110,493,299)	70,094,050
Change in Net Assets Resulting from Operations	(55,818,601)	76,683,904
Distributions to shareholders:
Total Distributions	—	(7,901,370)
Change in Net Assets Resulting from distributions to shareholders	—	(7,901,370)
Capital Share Transactions:
Proceeds from shares issued	17,698,346	49,689,006
Dividends reinvested	—	6,356,747
Cost of shares redeemed	(40,777,244)	(30,243,830)
Cost of in-kind shares redeemed (a)	(51,649,023)	—
Change in Net Assets Resulting from Capital Share Transactions	(74,727,921)	25,801,923
Change in Net Assets	(130,546,522)	94,584,457
Net Assets:
Beginning of period	359,002,584	264,418,127
End of period	$228,456,062	$359,002,584
Share Transactions:
Issued	543,033	1,519,483
Reinvested	—	180,641
Redeemed	(1,219,659)	(918,088)
Redeemed in-kind (a)	(1,529,888)	—
Change in shares	(2,206,514)	782,036

See Notes to Financial Statements

Financial Statements	Boston Trust Walden Equity Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	June 30,		December	December	December	December	December
	2022		31, 2021	31, 2020	31, 2019	31, 2018	31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$36.06		$28.82	$26.47	$20.63	$21.61	$18.82
Investment Activities:
Operations:
Net investment income	0.09		0.12	0.21	0.20	0.19	0.20
Net realized/unrealized gains (losses) from investments	(6.67)		7.93	3.28	6.44	(0.72)	3.70
Total from investment activities	(6.58)		8.05	3.49	6.64	(0.53)	3.90
Distributions from:
Net investment income	—		(0.12)	(0.21)	(0.20)	(0.18)	(0.20)
Net realized gains from investment transactions	—		(0.69)	(0.93)	(0.60)	(0.27)	(0.91)
Total distributions	—		(0.81)	(1.14)	(0.80)	(0.45)	(1.11)
Net Asset Value, End of Period	$29.48		$36.06	$28.82	$26.47	$20.63	$21.61
Total Return	(18.25	)%(a)	28.00%	13.28%	32.30%	(2.54)%	20.77%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$228,456		$359,003	$264,418	$248,529	$192,598	$197,439
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.53	%(b)	0.38%	0.82%	0.83%	0.82%	0.93%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	1.04	%(b)	1.02%	1.06%	1.07%	1.08%	1.07%
Portfolio turnover rate	5.24	%(a)	8.00%	14.96%	10.57%	6.51%	9.88%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.

Amounts designated as "-" are $0.00 or have been rounded to $0.00

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Walden Midcap Fund
June 30, 2022 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (98.7%)
Communication Services (2.6%)
Electronic Arts, Inc.	12,925	1,572,327
Omnicom Group, Inc.	13,525	860,325
		2,432,652
Consumer Discretionary (8.8%)
AutoZone, Inc. (a)	650	1,396,928
Carter's, Inc.	15,350	1,081,868
Columbia Sportswear Co.	13,975	1,000,331
eBay, Inc.	18,575	774,020
O'Reilly Automotive, Inc. (a)	1,600	1,010,816
Ross Stores, Inc.	23,650	1,660,939
Ulta Beauty, Inc. (a)	3,200	1,233,536
		8,158,438
Consumer Staples (4.4%)
Church & Dwight Co., Inc.	13,625	1,262,493
The Hershey Co.	8,025	1,726,658
The JM Smucker Co.	8,275	1,059,283
		4,048,434
Energy (3.5%)
Baker Hughes Co.	111,800	3,227,666
		3,227,666
Financials (16.1%)
Brown & Brown, Inc.	14,575	850,306
CBOE Global Markets, Inc.	10,625	1,202,644
East West Bancorp, Inc.	22,100	1,432,080
Everest Re Group Ltd.	5,725	1,604,603
FactSet Research Systems, Inc.	4,550	1,749,794
M&T Bank Corp.	10,425	1,661,640
Northern Trust Corp.	17,200	1,659,456
SEI Investments Co.	39,900	2,155,397
Signature Bank	4,750	851,248
T. Rowe Price Group, Inc.	14,875	1,689,949
		14,857,117
Health Care (13.4%)
Agilent Technologies, Inc.	9,925	1,178,792
Chemed Corp.	3,275	1,537,252
Henry Schein, Inc. (a)	11,675	895,940
Laboratory Corp. of America Holdings	3,425	802,683
Medpace Holdings, Inc. (a)	6,800	1,017,756
Mettler-Toledo International, Inc. (a)	765	878,809
STERIS PLC	7,025	1,448,204
Teleflex, Inc.	3,325	817,451
The Cooper Cos., Inc.	6,025	1,886,548
Waters Corp. (a)	5,750	1,903,135
		12,366,570
Industrials (17.2%)
AMETEK, Inc.	12,500	1,373,625
AO Smith Corp.	14,025	766,887
Cummins, Inc.	4,675	904,753
Donaldson Co., Inc.	27,525	1,325,053
Expeditors International of Washington, Inc.	16,175	1,576,416
Hubbell, Inc.	7,300	1,303,634
Lincoln Electric Holdings, Inc.	10,075	1,242,852
Masco Corp.	29,875	1,511,675
Nordson Corp.	5,300	1,072,932
Rockwell Automation, Inc.	4,800	956,688
Stanley Black & Decker, Inc.	11,300	1,184,918
Verisk Analytics, Inc.	5,700	986,613
W.W. Grainger, Inc.	3,500	1,590,505
		15,796,551
Information Technology (15.6%)
Amdocs Ltd.	13,075	1,089,278
Amphenol Corp., Class A	18,450	1,187,811
ANSYS, Inc. (a)	3,950	945,196
Arista Networks, Inc. (a)	10,700	1,003,018
Aspen Technology, Inc. (a)	5,200	955,136
Broadridge Financial Solutions, Inc.	7,100	1,012,105
Check Point Software Technologies Ltd. (a)	7,875	959,017
F5, Inc. (a)	7,525	1,151,626
Paychex, Inc.	18,550	2,112,289
Synopsys, Inc. (a)	5,625	1,708,312
TE Connectivity Ltd.	12,400	1,403,060
Trimble, Inc. (a)	14,650	853,070
		14,379,918
Materials (6.4%)
AptarGroup, Inc.	14,050	1,450,100
Avery Dennison Corp.	7,275	1,177,604
Ball Corp.	18,175	1,249,895
Packaging Corp. of America	7,225	993,438
RPM International, Inc.	12,550	987,936
		5,858,973
Real Estate (4.6%)
Alexandria Real Estate Equities, Inc.	6,850	993,455
AvalonBay Communities, Inc.	4,650	903,263
Jones Lang LaSalle, Inc. (a)	7,775	1,359,537
Realty Income Corp.	14,075	960,759
		4,217,014
Utilities (6.1%)
Atmos Energy Corp.	16,850	1,888,885
Eversource Energy	21,655	1,829,198
ONE Gas, Inc.	23,650	1,920,143
		5,638,226
TOTAL COMMON STOCKS (Cost $70,999,800)		90,981,559

Investment Companies (1.3%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 1.34% (b)	1,264,220	1,236,839
TOTAL INVESTMENT COMPANIES (Cost $1,264,220)		1,236,839

Total Investments (Cost $72,264,020) — 100.0%		92,218,398
Other assets in excess of liabilities — 0.0%		35,721
NET ASSETS — 100.0%		$92,254,119

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of June 30, 2022.

PLC Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust Walden Midcap Fund

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets:
Investments, at fair value (cost $72,264,020)	$92,218,398
Dividends receivable	68,499
Receivable for capital shares issued	28,491
Prepaid expenses	8,991
Total Assets	92,324,379
Liabilities:
Payable for capital shares redeemed	2,154
Accrued expenses and other liabilities:
Investment adviser	58,170
Administration and accounting	1,216
Chief compliance officer	55
Custodian	160
Shareholder servicing fees	6,356
Transfer agent	1,794
Trustee	91
Other	264
Total Liabilities	70,260
Net Assets	$92,254,119
Composition of Net Assets:
Paid in capital	$67,672,840
Total distributable earnings/(loss)	24,581,279
Net Assets	$92,254,119
Shares outstanding (par value $0.01, unlimited number of shares authorized)	4,747,142
Net Asset Value, Offering Price and Redemption price per share	$19.43

Statement of Operations

For the period ended June 30, 2022 (Unaudited)

Investment Income:
Dividends	$709,795
Total Investment Income	709,795
Expenses:
Investment adviser	369,104
Administration and accounting	17,645
Chief compliance officer	2,119
Custodian	6,287
Shareholder servicing	48,919
Transfer agency	16,545
Trustee	4,588
Other	16,640
Total expenses	481,847
Net Expenses	481,847
Net Investment Income	227,948
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	4,135,495
Change in unrealized appreciation/depreciation on investments	(22,838,682)
Net realized/unrealized gains (losses) on investments	(18,703,187)
Change in Net Assets Resulting from Operations	$(18,475,239)

  See Notes to Financial Statements

Financial Statements	Boston Trust Walden Midcap Fund

Statements of Changes in Net Assets

	For the six months ended June 30, 2022	For the year ended December 31, 2021
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$227,948	$354,203
Net realized gains from investment transactions	4,135,495	4,284,387
Change in unrealized appreciation/depreciation on investments	(22,838,682)	16,485,953
Change in Net Assets Resulting from Operations	(18,475,239)	21,124,543
Distributions to shareholders:
Total Distributions	—	(4,885,835)
Change in Net Assets Resulting from distributions to shareholders	—	(4,885,835)
Capital Share Transactions:
Proceeds from shares issued	13,872,462	16,440,801
Dividends reinvested	—	4,329,316
Cost of shares redeemed	(9,094,474)	(14,005,463)
Change in Net Assets Resulting from Capital Share Transactions	4,777,988	6,764,654
Change in Net Assets	(13,697,251)	23,003,362
Net Assets:
Beginning of period	105,951,370	82,948,008
End of period	$92,254,119	$105,951,370
Share Transactions:
Issued	656,483	752,740
Reinvested	—	192,328
Redeemed	(430,084)	(632,919)
Change in shares	226,399	312,149

See Notes to Financial Statements

Financial Statements	Boston Trust Walden Midcap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	June 30,		December	December	December	December	December
	2022		31, 2021	31, 2020	31, 2019	31, 2018	31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$23.44		$19.71	$18.71	$15.57	$17.24	$14.90
Investment Activities:
Operations:
Net investment income	0.05		0.08	0.10	0.12	0.09	0.07
Net realized/unrealized gains (losses) from investments	(4.06)		4.78	1.53	4.27	(0.66)	2.85
Total from investment activities	(4.01)		4.86	1.63	4.39	(0.57)	2.92
Distributions from:
Net investment income	—		(0.09)	(0.09)	(0.10)	(0.09)	(0.08)
Net realized gains from investment transactions	—		(1.04)	(0.54)	(1.15)	(1.01)	(0.50)
Total distributions	—		(1.13)	(0.63)	(1.25)	(1.10)	(0.58)
Net Asset Value, End of Period	$19.43		$23.44	$19.71	$18.71	$15.57	$17.24
Total Return	(17.11	)%(a)	24.89%	8.76%	28.38%	(3.58)%	19.62%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$92,254		$105,951	$82,948	$62,538	$45,819	$46,562
Ratio of net expenses to average net assets	0.98	%(b)	0.99%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.46	%(b)	0.37%	0.61%	0.68%	0.54%	0.45%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	0.98	%(b)	0.99%	1.02%	1.00%	1.00%	1.01%
Portfolio turnover rate	15.16	%(a)	21.82%	38.28%	23.17%	18.66%	24.85%

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.

Amounts designated as "-" are $0.00 or have been rounded to $0.00

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Walden SMID Cap Fund
June 30, 2022 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (98.7%)
Communication Services (3.4%)
Interpublic Group of Cos., Inc.	47,225	1,300,104
Omnicom Group, Inc.	30,825	1,960,779
		3,260,883
Consumer Discretionary (9.1%)
Carter's, Inc.	12,630	890,162
Cavco Industries, Inc. (a)	4,600	901,554
Choice Hotels International, Inc.	13,150	1,467,935
Columbia Sportswear Co.	23,650	1,692,867
Texas Roadhouse, Inc.	10,490	767,868
TopBuild Corp. (a)	10,595	1,771,060
Williams Sonoma, Inc.	10,775	1,195,486
		8,686,932
Consumer Staples (5.7%)
Church & Dwight Co., Inc.	15,725	1,457,079
Flowers Foods, Inc.	44,500	1,171,240
Lamb Weston Holdings, Inc.	17,500	1,250,550
The JM Smucker Co.	12,175	1,558,521
		5,437,390
Financials (14.6%)
American Financial Group, Inc.	11,150	1,547,731
Brown & Brown, Inc.	23,725	1,384,117
CBOE Global Markets, Inc.	12,250	1,386,578
Cohen & Steers, Inc.	12,940	822,855
East West Bancorp, Inc.	29,700	1,924,560
FactSet Research Systems, Inc.	5,225	2,009,377
SEI Investments Co.	36,275	1,959,576
Signature Bank	8,085	1,448,913
UMB Financial Corp.	16,800	1,446,480
		13,930,187
Health Care (15.5%)
Chemed Corp.	3,525	1,654,600
Henry Schein, Inc. (a)	21,900	1,680,606
Medpace Holdings, Inc. (a)	16,850	2,521,939
PerkinElmer, Inc.	14,375	2,044,413
STERIS PLC	8,950	1,845,042
Teleflex, Inc.	3,350	823,598
The Cooper Cos., Inc.	5,150	1,612,568
Waters Corp. (a)	7,875	2,606,467
		14,789,233
Industrials (20.5%)
Acuity Brands, Inc.	5,250	808,710
AO Smith Corp.	20,650	1,129,142
Applied Industrial Technologies, Inc.	17,875	1,719,039
C.H. Robinson Worldwide, Inc.	11,200	1,135,344
Donaldson Co., Inc.	31,750	1,528,444
Expeditors International of Washington, Inc.	16,800	1,637,328
Franklin Electric Co., Inc.	12,350	904,761
Hubbell, Inc.	9,475	1,692,046
Lincoln Electric Holdings, Inc.	11,845	1,461,199
Masco Corp.	26,950	1,363,670
Nordson Corp.	7,290	1,475,788
Robert Half International, Inc.	19,300	1,445,377
Snap-on, Inc.	6,498	1,280,301
The Middleby Corp. (a)	8,750	1,096,900
The Toro Co.	13,380	1,014,070
		19,692,119
Information Technology (15.8%)
Akamai Technologies, Inc. (a)	13,475	1,230,672
Amdocs Ltd.	17,975	1,497,497
Aspen Technology, Inc. (a)	10,600	1,947,008
Broadridge Financial Solutions, Inc.	11,250	1,603,687
Dolby Laboratories, Inc., Class A	14,225	1,017,941
F5, Inc. (a)	7,660	1,172,286
Jack Henry & Associates, Inc.	8,100	1,458,162
Manhattan Associates, Inc. (a)	12,325	1,412,445
NetApp, Inc.	17,650	1,151,486
Progress Software Corp.	28,575	1,294,448
Trimble, Inc. (a)	22,850	1,330,556
		15,116,188
Materials (6.2%)
AptarGroup, Inc.	17,750	1,831,978
Avery Dennison Corp.	7,260	1,175,176
Packaging Corp. of America	7,960	1,094,500
RPM International, Inc.	22,975	1,808,592
		5,910,246
Real Estate (7.9%)
CubeSmart	24,475	1,045,572
Jones Lang LaSalle, Inc. (a)	10,950	1,914,717
Lamar Advertising Co., Class A	14,250	1,253,573
Physicians Realty Trust	100,000	1,745,000
STAG Industrial, Inc.	52,450	1,619,656
		7,578,518
TOTAL COMMON STOCKS (Cost $84,267,389)		94,401,696

Investment Companies (1.2%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 1.34% (b)	1,152,319	1,152,319
TOTAL INVESTMENT COMPANIES (Cost $1,152,319)		1,152,319

Total Investments (Cost $85,419,708) — 99.9%		95,554,015
Other assets in excess of liabilities — 0.1%		51,610
NET ASSETS — 100.0%		$95,605,625

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of June 30, 2022.

PLC Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust Walden SMID Cap Fund

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets:
Investments, at fair value (cost $85,419,708)	$95,554,015
Dividends receivable	89,113
Receivable for capital shares issued	19,668
Prepaid expenses	13,280
Total Assets	95,676,076
Liabilities:
Payable for capital shares redeemed	2,047
Accrued expenses and other liabilities:
Investment adviser	58,239
Administration and accounting	2,010
Chief compliance officer	193
Custodian	509
Shareholder servicing fees	3,921
Transfer agent	2,363
Trustee	317
Other	852
Total Liabilities	70,451
Net Assets	$95,605,625
Composition of Net Assets:
Paid in capital	$81,293,361
Total distributable earnings/(loss)	14,312,264
Net Assets	$95,605,625
Shares outstanding (par value $0.01, unlimited number of shares authorized)	4,956,943
Net Asset Value, Offering Price and Redemption price per share	$19.29

Statement of Operations

For the period ended June 30, 2022 (Unaudited)

Investment Income:
Dividends	$830,920
Total Investment Income	830,920
Expenses:
Investment adviser	376,450
Administration and accounting	17,732
Chief compliance officer	2,117
Custodian	5,959
Shareholder servicing	57,258
Transfer agency	16,498
Trustee	4,590
Other	19,818
Gross expense before recoupment	500,422
Recoupment of prior expenses reimbursed by the investment adviser	918
Total expenses	501,340
Net Expenses	501,340
Net Investment Income	329,580
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	2,812,291
Change in unrealized appreciation/depreciation on investments	(25,536,794)
Net realized/unrealized gains (losses) on investments	(22,724,503)
Change in Net Assets Resulting from Operations	$(22,394,923)

See Notes to Financial Statements

Financial Statements	Boston Trust Walden SMID Cap Fund

Statements of Changes in Net Assets

	For the six months	For the year
	ended	ended
	June 30, 2022	December 31, 2021
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$329,580	$402,604
Net realized gains from investment transactions	2,812,291	5,422,149
Change in unrealized appreciation/depreciation on investments	(25,536,794)	15,891,532
Change in Net Assets Resulting from Operations	(22,394,923)	21,716,285
Distributions to shareholders:
Total Distributions	—	(4,846,330)
Change in Net Assets Resulting from distributions to shareholders	—	(4,846,330)
Capital Share Transactions:
Proceeds from shares issued	17,868,796	34,990,434
Dividends reinvested	—	3,638,658
Cost of shares redeemed	(7,421,245)	(8,681,645)
Cost of in-kind shares redeemed	—	(3,998,808)
Change in Net Assets Resulting from Capital Share Transactions	10,447,551	25,948,639
Change in Net Assets	(11,947,372)	42,818,594
Net Assets:
Beginning of period	107,552,997	64,734,403
End of period	$95,605,625	$107,552,997
Share Transactions:
Issued	830,493	1,539,615
Reinvested	—	157,042
Redeemed	(345,725)	(386,392)
Redeemed in-kind	—	(175,772)
Change in shares	484,768	1,134,493

See Notes to Financial Statements

Financial Statements	Boston Trust Walden SMID Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year		For the year	For the year	For the year	For the year
	ended		ended		ended	ended	ended	ended
	June 30,		December		December	December	December	December
	2022		31, 2021		31, 2020	31, 2019	31, 2018	31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$24.05		$19.40		$18.10	$15.12	$16.69	$14.60
Investment Activities:
Operations:
Net investment income	0.07		0.10		0.09	0.10	0.09	0.07
Net realized/unrealized gains (losses) from investments	(4.83)		5.69		1.55	3.83	(0.99)	2.40
Total from investment activities	(4.76)		5.79		1.64	3.93	(0.90)	2.47
Distributions from:
Net investment income	—		(0.12)		(0.10)	(0.10)	(0.09)	(0.09)
Net realized gains from investment transactions	—		(1.02)		(0.25)	(0.85)	(0.58)	(0.29)
Total distributions	—		(1.14)		(0.35)	(0.95)	(0.67)	(0.38)
Net Asset Value, End of Period	$19.29		$24.05		$19.40	$18.10	$15.12	$16.69
Total Return	(19.79	)%(a)	30.08%		9.13%	26.12%	(5.59)%	16.94%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$95,606		$107,553		$64,734	$61,582	$47,621	$45,632
Ratio of net expenses to average net assets	1.00	%(b)	1.00%		1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.66	%(b)	0.48%		0.61%	0.61%	0.52%	0.48%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	1.00	%(b)	1.00%		1.05%	1.07%	1.08%	1.08%
Portfolio turnover rate	14.93	%(a)	30.15	%(d)	38.70%	29.75%	18.61%	31.92%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(d)	Excludes impact of in-kind transactions.

Amounts designated as "-" are $0.00 or have been rounded to $0.00

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Walden Small Cap Fund

June 30, 2022 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (99.1%)
Consumer Discretionary (10.3%)
Carter's, Inc.	132,100	9,310,408
Cavco Industries, Inc. (a)	55,075	10,794,149
Choice Hotels International, Inc.	123,175	13,750,025
Columbia Sportswear Co.	199,125	14,253,368
Helen of Troy Ltd. (a)	54,050	8,778,261
Monro, Inc.	162,550	6,970,144
Shutterstock, Inc.	136,725	7,835,710
Texas Roadhouse, Inc.	122,075	8,935,890
TopBuild Corp. (a)	65,785	10,996,620
		91,624,575
Consumer Staples (4.6%)
Central Garden & Pet Co. (a)	227,975	9,121,280
Flowers Foods, Inc.	737,800	19,418,895
Lancaster Colony Corp.	93,425	12,031,272
		40,571,447
Energy (4.5%)
Cactus, Inc., Class A	349,500	14,074,365
Core Laboratories NV	417,300	8,266,713
Helmerich & Payne, Inc.	405,600	17,465,136
		39,806,214
Financials (14.0%)
1st Source Corp.	142,275	6,459,285
Bank of Hawaii Corp.	92,700	6,896,880
Camden National Corp.	80,275	3,536,114
Cathay General Bancorp	329,000	12,880,349
Cohen & Steers, Inc.	203,950	12,969,181
Evercore, Inc.	99,700	9,332,917
First Hawaiian, Inc.	240,600	5,464,026
German American Bancorp, Inc.	82,175	2,808,742
Independent Bank Corp.	140,050	11,124,172
Lakeland Financial Corp.	141,250	9,381,825
Selective Insurance Group, Inc.	177,825	15,460,106
Tompkins Financial Corp.	73,550	5,302,955
UMB Financial Corp.	188,350	16,216,934
Washington Trust Bancorp, Inc.	125,075	6,049,878
		123,883,364
Health Care (18.6%)
Atrion Corp.	16,775	10,549,127
Chemed Corp.	38,750	18,188,863
Corcept Therapeutics, Inc. (a)	520,100	12,367,978
CorVel Corp. (a)	91,500	13,475,205
Ensign Group, Inc.	112,725	8,281,906
Globus Medical, Inc., Class A (a)	248,300	13,939,562
Haemonetics Corp. (a)	237,500	15,480,249
ICU Medical, Inc. (a)	88,325	14,519,747
Medpace Holdings, Inc. (a)	129,250	19,344,848
Premier, Inc.	532,550	19,001,383
U.S. Physical Therapy, Inc.	174,500	19,055,399
		164,204,267
Industrials (15.6%)
Acuity Brands, Inc.	54,050	8,325,862
Applied Industrial Technologies, Inc.	161,425	15,524,241
Comfort Systems USA, Inc.	85,075	7,073,986
Donaldson Co., Inc.	318,750	15,344,624
Forward Air Corp.	97,250	8,943,110
Franklin Electric Co., Inc.	129,375	9,478,013
Insperity, Inc.	76,650	7,651,970
Landstar System, Inc.	93,425	13,585,864
Lincoln Electric Holdings, Inc.	118,250	14,587,320
MSC Industrial Direct Co., Inc.	89,289	6,706,497
UniFirst Corp.	68,400	11,777,112
Valmont Industries, Inc.	41,550	9,333,377
Watts Water Technologies, Inc., Class A	84,355	10,362,168
		138,694,144
Information Technology (15.6%)
Badger Meter, Inc.	121,425	9,822,068
CSG Systems International, Inc.	272,150	16,241,912
ExlService Holdings, Inc. (a)	159,600	23,513,869
InterDigital, Inc.	154,800	9,411,840
Manhattan Associates, Inc. (a)	126,000	14,439,600
Power Integrations, Inc.	268,725	20,157,062
Progress Software Corp.	373,800	16,933,140
Qualys, Inc. (a)	132,400	16,700,936
Teradata Corp. (a)	286,300	10,595,963
		137,816,390
Materials (5.8%)
AptarGroup, Inc.	109,400	11,291,174
Minerals Technologies, Inc.	212,600	13,040,884
Sensient Technologies Corp.	151,525	12,206,854
Silgan Holdings, Inc.	355,950	14,718,533
		51,257,445
Real Estate (5.2%)
Americold Realty Trust, Inc.	454,753	13,660,780
Physicians Realty Trust	1,082,400	18,887,880
STAG Industrial, Inc.	451,075	13,929,196
		46,477,856
Utilities (4.9%)
Chesapeake Utilities Corp.	65,475	8,482,286
IDACORP, Inc.	162,725	17,235,832
ONE Gas, Inc.	120,650	9,795,574
Unitil Corp.	133,125	7,817,100
		43,330,792
TOTAL COMMON STOCKS (Cost $788,309,256)		877,666,494

Investment Companies (1.5%)
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 1.34% (b)	13,532,472	13,532,472
TOTAL INVESTMENT COMPANIES (Cost $13,532,472)		13,532,472

Total Investments (Cost $801,841,728) — 100.6%		891,198,966
Liabilities in excess of other assets — (0.6)%		(4,953,147)
NET ASSETS — 100.0%		$886,245,819

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2022.

See Notes to Financial Statements

Financial Statements	Boston Trust Walden Small Cap Fund

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets:
Investments, at fair value (cost $801,841,728)	$891,198,966
Dividends receivable	528,560
Receivable for capital shares issued	1,141,312
Prepaid expenses	28,427
Total Assets	892,897,265
Liabilities:
Payable for investments purchased	5,189,292
Payable for capital shares redeemed	814,827
Accrued expenses and other liabilities:
Investment adviser	517,671
Administration and accounting	15,414
Chief compliance officer	1,189
Custodian	3,210
Shareholder servicing fees	100,944
Transfer agent	2,341
Trustee	1,950
Other	4,608
Total Liabilities	6,651,446
Net Assets	$886,245,819
Composition of Net Assets:
Paid in capital	$767,582,948
Total distributable earnings/(loss)	118,662,871
Net Assets	$886,245,819
Shares outstanding (par value $0.01, unlimited number of shares authorized)	58,028,546
Net Asset Value, Offering Price and Redemption price per share	$15.27

Statement of Operations

For the period ended June 30, 2022 (Unaudited)

Investment Income:
Dividends	$6,536,961
Less: Foreign tax withholding	(449)
Total Investment Income	6,536,512
Expenses:
Investment adviser	3,380,171
Administration and accounting	157,102
Chief compliance officer	19,305
Custodian	55,355
Shareholder servicing	823,154
Transfer agency	20,936
Trustee	41,755
Other	122,411
Total expenses before fee reductions	4,620,189
Fees contractually reduced by the investment adviser	(117,190)
Net Expenses	4,502,999
Net Investment Income	2,033,513
Net Realized/Unrealized Gains (Losses) from
Investments:
Net realized gains from investment transactions (a)	15,360,205
Change in unrealized appreciation/depreciation on investments	(163,810,151)
Net realized/unrealized gains (losses) on investments	(148,449,946)
Change in Net Assets Resulting from Operations	$(146,416,433)

(a)	Includes Class Action related litigation gains of $114,034.

See Notes to Financial Statements

Financial Statements	Boston Trust Walden Small Cap Fund

Statements of Changes in Net Assets

	For the six months	For the year
	ended	ended
	June 30, 2022	December 31, 2021
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$2,033,513	$1,392,879
Net realized gains from investment transactions	15,360,205	83,342,623
Change in unrealized appreciation/depreciation on investments	(163,810,151)	101,626,054
Change in Net Assets Resulting from Operations	(146,416,433)	186,361,556
Distributions to shareholders:
Total Distributions	—	(76,732,138)
Change in Net Assets Resulting from distributions to shareholders	—	(76,732,138)
Capital Share Transactions:
Proceeds from shares issued	179,871,035	304,438,235
Dividends reinvested	—	64,754,275
Cost of shares redeemed	(86,740,399)	(142,268,015)
Change in Net Assets Resulting from Capital Share Transactions	93,130,636	226,924,495
Change in Net Assets	(53,285,797)	336,553,913
Net Assets:
Beginning of period	939,531,616	602,977,703
End of period	$886,245,819	$939,531,616
Share Transactions:
Issued	10,994,261	17,303,716
Reinvested	—	3,736,542
Redeemed	(5,288,209)	(8,096,235)
Change in shares	5,706,052	12,944,023

See Notes to Financial Statements

Financial Statements
Boston Trust Walden Small Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year	For the year		For the year		For the year	For the year
	ended		ended	ended		ended		ended	ended
	June 30,		December	December		December		December	December
	2022		31, 2021	31, 2020		31, 2019		31, 2018	31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$17.96		$15.31	$14.62		$12.00		$14.73	$14.33
Investment Activities:
Operations:
Net investment income	0.04		0.03	0.08		0.09		0.07	0.07
Net realized/unrealized gains (losses) from investments	(2.73)		4.22	1.00		3.47		(0.86)	1.67
Total from investment activities	(2.69)		4.25	1.08		3.56		(0.79)	1.74
Distributions from:
Net investment income	—		(0.05)	(0.08)		(0.06)		(0.07)	(0.08)
Net realized gains from investment transactions	—		(1.55)	(0.31)		(0.88)		(1.87)	(1.26)
Total distributions	—		(1.60)	(0.39)		(0.94)		(1.94)	(1.34)
Net Asset Value, End of Period	$15.27		$17.96	$15.31		$14.62		$12.00	$14.73
Total Return	(14.98	)%(a)	28.17%	8.17%		29.88%		(6.00)%	12.26%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$886,246		$939,532	$602,978		$235,469		$242,176	$366,113
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%		1.00%		1.00%	1.00%
Ratio of net investment income to average net assets	0.45	%(b)	0.18%	0.64%		0.58%		0.39%	0.46%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	1.03	%(b)	1.01%	1.06%		1.07%		1.09%	1.02%
Portfolio turnover rate	11.29	%(a)	31.72%	39.89	%(d)	23.23	%(e)	24.60%	23.78%

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(d)	Excludes impact of merger transaction.

(e)	Excludes impact of in-kind transactions.

Amounts designated as "-" are $0.00 or have been rounded to $0.00.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Walden International Equity Fund
June 30, 2022 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (97.7%)
Australia (6.9%)
Brambles Ltd.	133,800	988,143
CSL Ltd.	6,700	1,244,643
Insurance Australia Group Ltd.	280,000	842,868
Origin Energy Ltd.	181,339	722,121
Telstra Corp. Ltd.	353,800	939,561
Woodside Energy Group, Ltd.	46,900	1,026,838
		5,764,174
Belgium (0.5%)
Colruyt SA	14,700	399,692
		399,692
Canada (11.2%)
Bank of Montreal	11,200	1,077,184
BCE, Inc.	15,000	737,413
Canadian National Railway Co.	10,200	1,147,520
Great-West Lifeco, Inc.	22,900	559,244
Intact Financial Corp.	4,300	606,611
Magna International, Inc.	7,400	406,396
Metro, Inc.	20,300	1,089,765
Royal Bank of Canada	13,000	1,258,990
The Bank of Nova Scotia	20,400	1,207,515
The Toronto-Dominion Bank	20,700	1,357,643
		9,448,281
Denmark (2.7%)
Novo Nordisk A/S	15,000	1,665,140
Novozymes A/S	9,400	566,136
		2,231,276
Finland (0.8%)
Kone Oyj	13,200	631,094
		631,094
France (9.5%)
Air Liquide SA	6,930	936,538
Danone SA	13,700	769,815
Dassault Systemes SE	19,300	715,027
EssilorLuxottica SA	4,700	710,811
Imerys SA	24,100	741,026
Legrand SA	12,600	937,615
L'Oreal SA	2,400	829,100
Publicis Groupe SA	11,100	547,914
Schneider Electric SE	9,400	1,113,441
Societe BIC SA	11,700	641,567
		7,942,854
Germany (6.8%)
Allianz SE	2,900	553,513
Deutsche Boerse AG	6,700	1,120,444
Fresenius SE & Co. KGaA	26,700	808,901
Hannover Rueck SE	2,800	406,148
Henkel AG & Co. KGaA	9,700	593,539
Merck KGaA	5,000	843,774
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,800	422,938
SAP AG	10,700	974,660
		5,723,917
Hong Kong (2.8%)
Hang Lung Properties Ltd.	354,000	671,908
Hang Seng Bank Ltd.	48,200	851,644
Sino Land Co. Ltd.	548,000	809,312
		2,332,864
Ireland (1.7%)
Experian PLC	34,100	999,473
Smurfit Kappa Group PLC	12,000	404,878
		1,404,351
Israel (1.3%)
Check Point Software Technologies Ltd. (a)	4,600	560,188
Nice Ltd. (a)	2,574	496,384
		1,056,572
Italy (1.9%)
FinecoBank Banca Fineco SpA	35,700	430,293
Snam SpA	90,171	473,206
Terna Rete Elettrica Nazionale SpA	83,200	653,830
		1,557,329
Japan (19.7%)
Astellas Pharma, Inc.	37,300	581,244
Benesse Holdings, Inc.	61,100	989,955
Chugai Pharmaceutical Co. Ltd.	25,000	639,877
Daiwa House Industry Co. Ltd.	18,590	433,634
Denso Corp.	12,600	670,317
Fast Retailing Co. Ltd.	1,500	784,525
INPEX Corp.	84,600	913,186
JSR Corp.	24,500	636,398
Kao Corp.	12,600	508,569
Kurita Water Industries Ltd.	13,000	472,923
Mitsubishi Estate Co. Ltd.	35,300	512,684
Nippon Telegraph & Telephone Corp.	27,200	781,087
Nitto Denko Corp.	12,400	803,323
Nomura Research Institute Ltd.	24,200	644,577
Oracle Corp.	9,100	525,625
Oriental Land Co. Ltd.	4,100	571,081
Sumitomo Mitsui Financial Group, Inc.	31,300	929,715
Sysmex Corp.	5,900	355,552
Terumo Corp.	15,200	458,425
The Chiba Bank Ltd.	133,700	731,020
The Hachijuni Bank Ltd.	171,000	630,536
Tokio Marine Holdings, Inc.	10,900	635,286
Toyota Motor Corp.	75,800	1,167,545
Trend Micro, Inc.	16,600	808,134
Yamato Holdings Co. Ltd.	25,700	410,791
		16,596,009
Luxembourg (1.1%)
Tenaris SA	69,200	888,914
		888,914
Netherlands (3.9%)
ASML Holding NV	1,900	916,862
Koninklijke Ahold Delhaize NV	32,200	839,068
Koninklijke Vopak NV	20,800	527,216
Wolters Kluwer NV	9,700	943,497
		3,226,643
Norway (1.3%)
Equinor ASA	32,025	1,114,501
		1,114,501

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Walden International Equity Fund June 30, 2022 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (continued)
Singapore (1.3%)
ComfortDelGro Corp. Ltd.	539,400	544,181
Singapore Exchange Ltd.	77,200	526,378
		1,070,559
Spain (0.9%)
Industria de Diseno Textil SA	33,700	763,110
		763,110
Sweden (2.7%)
Assa Abloy AB, Class B	28,100	601,665
Atlas Copco AB (a)	44,000	411,953
H & M Hennes & Mauritz AB	48,300	577,771
Svenska Handelsbanken AB	78,700	673,510
		2,264,899
Switzerland (8.9%)
Cie Financiere Richemont SA	8,600	916,010
Givaudan SA	290	1,025,083
Nestle SA	14,900	1,748,361
Roche Holding AG	4,100	1,368,908
SGS SA	390	893,509
Sonova Holding AG	2,600	828,157
Zurich Insurance Group AG	1,600	696,516
		7,476,544
United Kingdom (11.8%)
Compass Group PLC	48,800	998,905
Croda International PLC	10,400	820,008
Johnson Matthey PLC	31,700	743,824
National Grid PLC	82,000	1,050,673
Next PLC	5,900	421,179
Reckitt Benckiser Group PLC	6,800	510,668
RELX PLC	45,200	1,220,372
Schroders PLC	27,200	885,526
Smith & Nephew PLC	61,900	865,284
The Sage Group PLC	101,800	787,204
Unilever PLC	26,200	1,192,268
WPP PLC	48,600	488,310
		9,984,221
TOTAL COMMON STOCKS (Cost $79,838,211)		81,877,804

Investment Companies (1.7%)
JPMorgan U.S. Government Money Market
Fund, Capital Shares, 1.34% (b)	1,454,262	1,454,262
TOTAL INVESTMENT COMPANIES (Cost $1,454,262)		1,454,262
Total Investments (Cost $81,292,473) — 99.4%		83,332,066
Other assets in excess of liabilities — 0.6%		471,715
NET ASSETS — 100.0%		$83,803,781

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2022.

PLC Public Limited Company

The Fund invested, as a percentage of net assets at value, in the following industries as of June 30, 2022:

BTW International Equity Fund

Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
Financials	19.4%
Industrials	14.3
Health Care	11.6
Consumer Discretionary	10.7
Consumer Staples	10.1
Information Technology	7.8
Materials	7.8
Energy	5.3
Communication Services	4.2
Utilities	3.6
Real Estate	2.9
Investment Companies	1.7
Other net assets	0.6
Total	100.0%

See Notes to Financial Statements

Financial Statements	Boston Trust Walden International Equity Fund

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets:
Investments, at fair value (cost $81,292,473)	$83,332,066
Foreign currency, at fair value (cost $64,252)	64,372
Dividends receivable	126,981
Receivable for capital shares issued	113,400
Receivable for tax reclaims	232,806
Prepaid expenses	2,165
Total Assets	83,871,790
Liabilities:
Accrued expenses and other liabilities:
Investment adviser	52,366
Administration and accounting	5,574
Chief compliance officer	362
Custodian	2,498
Shareholder servicing fees	1,814
Transfer agent	2,993
Trustee	594
Other	1,808
Total Liabilities	68,009
Net Assets	$83,803,781
Composition of Net Assets:
Paid in capital	$80,856,060
Total distributable earnings/(loss)	2,947,721
Net Assets	$83,803,781
Shares outstanding (par value $0.01, unlimited number of shares authorized)	7,389,753
Net Asset Value, Offering Price and Redemption price per share	$11.34

Statement of Operations

For the period ended June 30, 2022 (Unaudited)

Investment Income:
Dividends	$1,653,655
Less: Foreign tax withholding	(183,051)
Total Investment Income	1,470,604
Expenses:
Investment adviser	332,755
Administration and accounting	26,642
Chief compliance officer	1,863
Custodian	12,405
Shareholder servicing	11,017
Transfer agency	15,177
Trustee	4,047
Other	10,434
Total expenses	414,340
Net Expenses	414,340
Net Investment Income	1,056,264
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized (losses) from investment securities and foreign currency transactions	(221,596)
Change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(17,737,917)
Net realized/unrealized gains (losses) on investments	(17,959,513)
Change in Net Assets Resulting from Operations	$(16,903,249)

See Notes to Financial Statements

Financial Statements	Boston Trust Walden International Equity Fund

Statements of Changes in Net Assets

	For the six months
	ended	For the year ended
	June 30, 2022	December 31, 2021
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$1,056,264	$1,166,304
Net realized gains/(losses) from investment securities and foreign currency transactions	(221,596)	1,183,270
Change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(17,737,917)	8,184,606
Change in Net Assets Resulting from Operations	(16,903,249)	10,534,180
Distributions to shareholders:
Total Distributions	—	(1,434,664)
Change in Net Assets Resulting from distributions to shareholders	—	(1,434,664)
Capital Share Transactions:
Proceeds from shares issued	7,266,241	20,568,949
Dividends reinvested	—	1,026,029
Cost of shares redeemed	(2,063,819)	(8,909,703)
Change in Net Assets Resulting from Capital Share Transactions	5,202,422	12,685,275
Change in Net Assets	(11,700,827)	21,784,791
Net Assets:
Beginning of period	95,504,608	73,719,817
End of period	$83,803,781	$95,504,608
Share Transactions:
Issued	591,905	1,551,775
Reinvested	—	76,914
Redeemed	(165,296)	(665,517)
Change in shares	426,609	963,172

See Notes to Financial Statements

Financial Statements	Boston Trust Walden International Equity Fund

Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	June 30,		December	December	December	December	December
	2022		31, 2021	31, 2020	31, 2019	31, 2018	31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$13.72		$12.29	$11.60	$9.78	$11.07	$9.34
Investment Activities:
Operations:
Net investment income	0.15		0.17	0.15	0.20	0.17	0.13
Net realized/unrealized gains (losses) from investments	(2.53)		1.47	0.69	1.81	(1.29)	1.73
Total from investment activities	(2.38)		1.64	0.84	2.01	(1.12)	1.86
Distributions from:
Net investment income	—		(0.17)	(0.14)	(0.19)	(0.17)	(0.13)
Net realized gains from investment transactions	—		(0.04)	—	—	—	—
Total distributions	—		(0.21)	(0.14)	(0.19)	(0.17)	(0.13)
Net Asset Value, End of Period	$11.34		$13.72	$12.29	$11.60	$9.78	$11.07
Total Return	(17.35	)%(a)	13.43%	7.16%	20.62%	(10.18)%	19.92%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$83,804		$95,505	$73,720	$56,960	$39,056	$41,234
Ratio of net expenses to average net assets	0.93	%(b)	0.94%	1.00%	1.04%	1.15%	1.15%
Ratio of net investment income to average net assets	2.38	%(b)	1.36%	1.41%	1.93%	1.57%	1.57%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	0.93	%(b)	0.94%	1.00%	1.02%	1.17%	1.31%
Portfolio turnover rate	2.71	%(a)	13.17%	8.38%	10.70%	3.44%	10.16%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.

Amounts designated as "-" are $0.00 or have been rounded to $0.00

See Notes to Financial Statements

Notes to the Financial Statements	June 30, 2022 (Unaudited)

1.	Organization:

The Boston Trust Walden Funds (the “Trust”) was organized on January 8, 1992 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust contains the following funds (individually a “Fund”, collectively the “Funds”), each of which are registered as a diversified fund under the 1940 Act:

Fund	Short Name
Boston Trust Asset Management Fund	Asset Management Fund
Boston Trust Equity Fund	Equity Fund
Boston Trust Midcap Fund	Midcap Fund
Boston Trust SMID Cap Fund	SMID Cap Fund

Boston Trust Walden Balanced Fund	BTW Balanced Fund
Boston Trust Walden Equity Fund	BTW Equity Fund
Boston Trust Walden Midcap Fund	BTW Midcap Fund
Boston Trust Walden SMID Cap Fund	BTW SMID Cap Fund
Boston Trust Walden Small Cap Fund	BTW Small Cap Fund
Boston Trust Walden International Equity Fund	BTW International Equity Fund

The investment objective of the Asset Management Fund and BTW Balanced Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments. The investment objective of the Equity Fund and BTW Equity Fund is to seek long-term capital growth through an actively managed portfolio of stocks. The investment objective of the Midcap Fund and BTW Midcap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of middle capitalization companies. The investment objective of the SMID Cap Fund and BTW SMID Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small and middle capitalization companies. The investment objective of the BTW Small Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small capitalization companies. The investment objective of the BTW International Equity Fund is to seek long-term capital growth through an actively managed portfolio of equities of international companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with its vendors and others that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting

Standards Board (FASB) Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”.

Security Valuation:

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The value of each equity security, including common stocks, is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the

NASDAQ stock market are valued at the NASDAQ official closing price. The prices for foreign securities are reported in local currency and converted to

U.S dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by a recognized independent pricing service.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Board of Trustees (“Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

All debt portfolio securities with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates fair value.

The Trust may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair value of such securities. If market prices are not readily available or, in the opinion of the Adviser, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the net asset value (“NAV”) is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board. The Adviser believes that foreign security values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign security prices may be “fair valued” by an independent pricing service through the use of factors which take such volatility into account.

Investments in investment companies and money market funds are valued at NAV per share.

Notes to the Financial Statements	June 30, 2022 (Unaudited)

Fair Value Measurements:

The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical assets

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Fixed income securities, including those with a remaining maturity of 60 days or less, are generally categorized as Level 2 securities in the fair value hierarchy.

Open-ended investment companies and money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

Investments for which there are no quotations available, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The Funds did not hold any Level 3 investments during the six months ended June 30, 2022.

The following is a summary of the investments by valuation inputs used as of June 30, 2022 in valuing the Funds’ investments based on the three levels defined above:

		Level 2
	Level 1	Other Significant	Total Investments
Fund Name	Quoted Prices ($)	Observable Inputs ($)	in Securities ($)
Asset Management Fund
Common Stocks[1]	445,697,111	—	445,697,111
Corporate Bonds[1]	—	18,321,105	18,321,105
Municipal Bonds[2]	—	3,619,571	3,619,571
U.S. Government & U.S. Government Agency Obligations	—	96,942,941	96,942,941
Investment Companies	3,680,989	—	3,680,989
Total	449,378,100	118,883,617	568,261,717
Equity Fund
Common Stocks[1]	179,916,871	—	179,916,871
Investment Companies	1,296,727	—	1,296,727
Total	181,213,598	—	181,213,598
Midcap Fund
Common Stocks[1]	146,686,520	—	146,686,520
Investment Companies	1,347,458	—	1,347,458
Total	148,033,978	—	148,033,978
SMID Cap Fund
Common Stocks[1]	481,644,510	—	481,644,510
Investment Companies	5,278,406	—	5,278,406
Total	486,922,916	—	486,922,916
BTW Balanced Fund
Common Stocks[1]	115,171,841	—	115,171,841
Corporate Bonds[1]	—	14,274,612	14,274,612
Municipal Bonds[2]	—	866,297	866,297
U.S. Government & U.S. Government Agency Obligations	—	38,609,619	38,609,619
Yankee Dollar	—	350,977	350,977
Investment Companies	1,644,989	—	1,644,989
Total	116,816,830	54,101,505	170,918,335
BTW Equity Fund
Common Stocks[1]	226,165,540	—	226,165,540
Investment Companies	2,163,704	—	2,163,704
Total	228,329,244	—	228,329,244
BTW Midcap Fund
Common Stocks[1]	90,981,559	—	90,981,559
Investment Companies	1,236,839	—	1,236,839
Total	92,218,398	—	92,218,398

Notes to the Financial Statements	June 30, 2022 (Unaudited)

		Level 2
	Level 1	Other Significant	Total Investments
Fund Name	Quoted Prices ($)	Observable Inputs ($)	in Securities ($)
BTW SMID Cap Fund
Common Stocks[1]	94,401,696	—	94,401,696
Investment Companies	1,152,319	—	1,152,319
Total	95,554,015	—	95,554,015
BTW Small Cap Fund
Common Stocks[1]	877,666,494	—	877,666,494
Investment Companies	13,532,472	—	13,081,402
Total	891,198,966	—	891,198,966
BTW International Equity Fund
Common Stocks[3]
Communication Services	737,413	2,756,872	3,494,285
Consumer Discretionary	406,396	8,571,209	8,977,605
Consumer Staples	1,089,765	7,391,080	8,480,845
Financials	6,067,187	10,336,335	16,403,522
Industrials	1,147,520	10,810,224	11,957,744
Information Technology	560,188	5,868,473	6,428,661
Other Common Stocks	—	26,135,142	26,135,142
Investment Companies	1,454,262	—	1,454,262
Total	11,462,731	71,869,335	83,332,066

1	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

2	For detailed state classifications, see the accompanying Schedules of Portfolio Investments.

3	For detailed country classifications, see the accompanying Schedules of Portfolio Investments.

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, investment transactions are accounted for on the trade date. Investment gains and losses are calculated on an identified cost basis. Interest income is recognized on an accrual basis and includes, where applicable, the amortization or accretion of premium or discount based on effective yield. Dividend income is recorded on the ex-dividend date except in the case of certain foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”), which report information on the source of their distribution annually. Certain distributions received from REITs during the year, which are known to be return of capital, are recorded as a reduction to the cost of the individual REIT. These cost adjustments are typically based on estimates since actual return of capital amounts are not known at the time the annual report is prepared.

Expenses:

Expenses directly attributable to a Fund are charged directly to that Fund. Expenses relating to the Trust are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis.

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date. Dividends to shareholders from net investment income, if any, are declared and paid annually by the relevant Fund. Dividends to shareholders from net realized gains, if any, are declared and distributed at least annually by the relevant Fund. The amounts of distributions to shareholders from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

Federal Income Taxes:

Each Fund qualifies and intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no federal income tax provision is required.

Management has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., the last four tax year ends and the interim tax period since then, as applicable), and believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken as of and during the six months ended June 30, 2022. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expense in the Statements of Operations as incurred. There is no income tax noted as due for the six months ended June 30, 2022.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

i) Value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

Notes to the Financial Statements	June 30, 2022 (Unaudited)

ii) Purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

3.	Related Party Transactions and Other Service Arrangements:

Investment Adviser:

The Trust, with respect to the Funds, and the Adviser are parties to an Investment Advisory Agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the average daily net assets of each Fund, at the following annual percentage rates before contractual waivers:

Fund	Fee Rate
Asset Management Fund	0.70%*
Equity Fund	0.75%
Midcap Fund	0.75%
SMID Cap Fund	0.75%

Fund	Fee Rate
BTW Balanced Fund	0.75%
BTW Equity Fund	0.75%
BTW Midcap Fund	0.75%
BTW SMID Cap Fund	0.75%
BTW Small Cap Fund	0.75%
BTW International Equity Fund	0.75%

*	Effective rate for the six months ended June 30, 2022. The Asset Management Fund has an Investment Advisory Agreement with the Adviser under which the Fund pays: (a) 0.75% of the first $500 million of average daily net assets; (b) 0.50% of average daily net assets in excess of $500 million.

Additionally, two trustees of the Trust are officers of the Adviser or its affiliate, and an officer of the Trust is an officer of the Adviser. These persons are not paid directly by the Funds.

Administration and Fund Accounting:

Citi Fund Services Ohio, Inc. (“Citi”) serves the Funds as administrator. Citi provides administrative and fund accounting services for a fee that is computed daily and paid monthly, based on the aggregate daily net assets of the Trust plus certain base fees.

Certain officers of the Trust are affiliated with Citi. Such persons were paid no fees directly by the Funds for serving as Officers of the Trust. Citi makes an employee available to serve as the Trust’s Chief Compliance Officer (“CCO”) under a Compliance Service Agreement between the Funds and Citi (the “CCO Agreement”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds paid Citi $75,000 for the six months ended June 30, 2022, plus certain out of pocket expenses. Citi pays the salary and other compensation earned by the CCO as an employee of Citi.

Distribution:

Foreside Financial Services, LLC (“Foreside”), which is not affiliated with Citi or the Adviser, serves as the Funds’ distribution agent. Fees for these services are paid monthly by the Adviser and not by the Funds.

Shareholder Services:

The Funds may enter into shareholder services agreements with investment advisers, banks, trust companies and other types of organizations (“Authorized Service Providers”), which may include affiliates of the Funds, for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship. Fees paid by the Funds under shareholder services agreements may not exceed 0.25% of the average daily net assets of each Fund and are presented separately on the Statements of Operations. Affiliates of the Funds did not receive any fees during the six months ended June 30, 2022.

Custodian and Transfer Agency:

Boston Trust Walden Company (“Boston Trust”), the parent company of the Adviser, acted as the Funds’ transfer agent. Under the transfer agency agreement, Boston Trust received a fixed fee of $18,000 annually per fund, accrued daily and paid monthly for its services for the six months ended June 30, 2022. Under a sub-transfer agency agreement, FIS Investor Services, LLC received a fixed annual fee accrued daily and paid monthly, plus annual per account fees and certain out of pocket expenses for its services to the Trust. Expenses incurred under the transfer agency agreement and sub-transfer agency agreement are presented collectively as “Transfer Agency” expenses on the Statements of Operations.

Boston Trust acts as the custodian for all Funds except the BTW International Equity Fund. Under the custody agreement, Boston Trust receives an annual asset based fee of 0.014% of the value of securities held. Citibank, N.A. receives sub-custodian fees from Boston Trust for each Fund except the BTW International Equity Fund. Under a separate custody agreement, Citibank, N.A., an affiliate of Citi, serves as custodian for the BTW International Equity Fund and receives a fee based on a percentage of assets held on behalf of the BTW International Equity Fund, transaction fees and certain out of pocket expenses for its services. Such percentages vary by the jurisdiction in which the assets are held.

Notes to the Financial Statements	June 30, 2022 (Unaudited)

Fee Reductions:

The Adviser has agreed to reduce its fees payable by the Funds to the extent necessary, exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under GAAP) of each Fund, except the SMID Cap Fund, to 1.00% of the average daily net assets. The Adviser has agreed to reduce its fees payable by the SMID Cap Fund to the extent necessary, subject to certain exclusions, to limit the aggregate annual operating expenses to 0.75% of its average daily net assets. Any such reductions made by the Adviser in its fees or in the payment or reimbursement of expenses that are a Fund’s obligation may be subject to repayment by the Fund within three years provided the Fund receiving the reduction, payment or reimbursement is able to effect such repayment and remain in compliance with applicable expense limitations. The expense limitation agreement shall automatically renew effective May 1 of every year until the Adviser provides written notice of non-renewal to the Trust.

Pursuant to its agreement, the Adviser reimbursed, and has yet to recoup, fees in the following amounts for the years ended December 31, 2019 (expiring 12/31/2022), December 31, 2020 (expiring 12/31/2023) and December 31, 2021 (expiring 12/31/2024) and six months ended June 30, 2022 (expiring 12/31/2025), respectively.

Fund	Amount	Expires
Midcap Fund	$22,560	12/31/2022
	68,764	12/31/2023

SMID Cap Fund	170,506	12/31/2022
	251,750	12/31/2023
	488,764	12/31/2024
	272,136	12/31/2025

Fund	Amount	Expires
BTW Balanced Fund	$23,993	12/31/2022
	33,372	12/31/2023

BTW Equity Fund	158,316	12/31/2022
	143,297	12/31/2023
	53,589	12/31/2024
	55,511	12/31/2025

BTW SMID Cap Fund	35,151	12/31/2022
	30,485	12/31/2023

BTW Small Cap Fund	168,952	12/31/2022
	247,032	12/31/2023
	96,885	12/31/2024
	117,190	12/31/2025

During the six months ended June 30, 2022, the Adviser recouped $5,501, $10,657 and $918 of previous fiscal year waivers from Midcap Fund,

BTW Balanced Fund, and BTW SMID Cap Fund, respectively.

As of June 30, 2022, the Adviser may recoup amounts from the Funds as follows:

Total Potential Recoupment
Asset Management Fund	$—
Equity Fund	—
Midcap Fund	91,324
SMID Cap Fund	1,183,156

Total Potential Recoupment
BTW Balanced Fund	$57,265
BTW Equity Fund	410,713
BTW Midcap Fund	—
BTW SMID Cap Fund	65,636
BTW Small Cap Fund	630,059
BTW International Equity Fund	—

In-Kind Subscriptions and Redemptions:

During the six months ended June 30, 2022, the Funds delivered securities in exchange for the redemption of shares (redemptions in-kind) as follows:

		Fund Shares
Fund	Fair Value	Redeemed	Realized Gain/(Loss)
SMID Cap Fund	$74,138,431	$3,279,011	$26,458,355
BTW Equity Fund	51,649,023	1,529,888	40,556,290

During the year ended December 31, 2021, the Funds delivered securities in exchange for the redemption of shares (redemptions in-kind) as follows:

		Fund Shares
Fund	Fair Value	Redeemed	Realized Gain/(Loss)
Asset Management Fund	$4,731,689	$82,477	$4,281,523
SMID Cap Fund	33,781,359	1,437,505	15,558,515
BTW SMID Cap Fund	3,998,808	175,772	439,995

Interfund Lending:

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (“SEC”), the Funds may participate in an interfund lending program (the “Program”). The Program provides an alternative credit facility under which the Funds may lend to, or borrow from, one another, consistent with each Fund’s investment objectives, limitations and organization documents. The Program provides a borrowing Fund with a source of liquidity at a rate lower than the bank borrowing rate at times when the cash position of the Fund is insufficient to meet temporary cash requirements. In addition, Funds making short-term cash loans directly to other Funds would earn interest at a rate higher than they otherwise could obtain from investing their cash in repurchase agreements or certain other short-term money market instruments. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. Any open loans at period end are presented under the caption “Payable” for interfund lending in the Statements of Assets and Liabilities. As of June 30, 2022, the Funds had no outstanding loans to or from another fund under the Program. The Funds did not engage in any activity in the Program during the six months ended June 30, 2022.

Notes to the Financial Statements	June 30, 2022 (Unaudited)

4.	Purchases and Sales of Securities:

Cost of purchases and proceeds from sales and maturities of securities, excluding in-kinds, short-term securities and U.S. government securities, for the Funds for the six months ended June 30, 2022, totaled:

		Sales and
Fund	Purchases	Maturities
Asset Management Fund	$143,624,245	$152,503,704
Equity Fund	11,970,127	8,515,257
Midcap Fund	28,492,214	23,225,795
SMID Cap Fund	145,381,613	88,885,284
BTW Balanced Fund	30,989,408	33,680,056
BTW Equity Fund	14,288,772	38,706,505
BTW Midcap Fund	18,928,632	14,790,454
BTW SMID Cap Fund	27,124,395	14,803,685
BTW Small Cap Fund	213,100,554	100,968,454
BTW International Equity Fund	7,769,107	2,374,205

Cost of purchases and proceeds from sales and maturities of U.S. government securities, excluding short-term securities, for the Funds for the six months ended June 30, 2022, totaled:

		Sales and
Fund	Purchases	Maturities
Asset Management Fund	$123,290,460	$122,690,492
BTW Balanced Fund	24,087,796	21,585,524

5.	Federal Income Tax Information:

As of the tax year ended December 31, 2021, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for federal income tax purposes, were as follows:

				Net Unrealized
		Gross Tax Unrealized	Gross Tax Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Asset Management Fund	$290,549,228	$411,289,054	$(56,168)	$411,232,886
Equity Fund	67,252,555	155,799,624	(203,671)	155,595,953
Midcap Fund	103,317,587	70,304,553	(575,080)	69,729,473
SMID Cap Fund	473,430,494	147,153,769	(7,512,676)	139,641,093
BTW Balanced Fund	112,150,740	97,244,113	(384,333)	96,859,780
BTW Equity Fund	132,739,099	226,623.370	(411,284)	226,212,086
BTW Midcap Fund	63,260,925	42,794,139	(132,859)	42,661,280
BTW SMID Cap Fund	72,287,738	36,239,857	(950,235)	35,289,622
BTW Small Cap Fund	691,751,581	264,333,346	(15,470,524)	248,862,822
BTW International Equity Fund	75,559,093	23,061,786	(3,308,372)	19,753,414

The tax character of distributions paid during the fiscal year ended December 31, 2021 was as follows:

	Distributions paid from
	Ordinary	Net Long Term	Total Taxable	Return of	Total Distributions
Fund	Income	Gains	Distributions	Capital	Paid
Asset Management Fund	$5,018,743	$5,315,231	$10,333,974	$–	$10,333,974
Equity Fund	1,401,907	4,399,010	5,800,917	–	5,800,917
Midcap Fund	3,016,872	5,062,982	8,079,854	–	8,079,854
SMID Cap Fund	14,033,957	4,052,930	18,086,887	–	18,086,887
BTW Balanced Fund	1,334,064	5,794,884	7,128,948	–	7,128,948
BTW Equity Fund	1,564,746	6,336,624	7,901,370	–	7,901,370
BTW Midcap Fund	1,985,980	2,899,856	4,885,836	–	4,885,836
BTW SMID Cap Fund	1,191,718	3,654,612	4,846,330	–	4,846,330
BTW Small Cap Fund	28,464,258	48,267,881	76,732,139	–	76,732,139
BTW International Equity Fund	1,434,664	–	1,434,664	–	1,434,664

Notes to the Financial Statements	June 30, 2022 (Unaudited)

As of December 31, 2021, the components of distributable earnings (deficit) on a tax basis were as follows:

					Total
		Undistributed		Unrealized	Distributable
	Undistributed	Long-Term	Accumulated	Appreciation/	Earnings
Fund	Ordinary Income	Capital Gains	Earnings	(Depreciation)[1]	(Deficit)
Asset Management Fund	$3,640	$14,064,200	$14,067,840	$411,232,886	$425,300,726
Equity Fund	—	4,013,655	4,013,655	155,595,953	159,609,608
Midcap Fund	20,578	300,720	321,298	69,729,473	70,050,771
SMID Cap Fund	2,652,950	1,708,370	4,361,320	139,641,093	144,002,413
BTW Balanced Fund	265,810	1,388,848	1,654,658	96,859,780	98,514,438
BTW Equity Fund	—	264,248	264,248	226,212,086	226,476,334
BTW Midcap Fund	201,672	193,566	395,238	42,661,280	43,056,518
BTW SMID Cap Fund	333,716	1,083,849	1,417,565	35,289,622	36,707,187
BTW Small Cap Fund	2,879,291	13,337,191	16,216,482	248,862,822	265,079,304
BTW International Equity Fund	95,176	—	95,176	19,755,794	19,850,970

[1]	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and return of capital distributions from REIT securities and other investments.

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. return of capital, distribution reclass, foreign currency reclass, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g. wash sales and post October losses) do not require reclassification. To the extent dividends to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as return of capital.

6.	Control Ownership and Principal Holders:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund under section 2 (a)(9) of the 1940 Act. As of June 30, 2022, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), owning more than 25% of the total shares outstanding of the Fund as detailed below.

		Percentage of
Fund	Control Ownership	Ownership
Asset Management Fund	US Bank N.A.	89.34%
Equity Fund	US Bank N.A.	93.82
Midcap Fund	US Bank N.A.	41.91
SMID Cap Fund	National Financial Services	37.67
SMID Cap Fund	Merrill Lynch Pierce Fenner	30.89
BTW Balanced Fund	US Bank N.A.	51.56
BTW Equity Fund	US Bank N.A.	38.73
BTW Midcap Fund	US Bank N.A.	46.70
BTW SMID Fund	US Bank N.A.	38.20
BTW International Equity Fund	US Bank N.A.	77.48

7.	Subsequent Events:

Effective July 11, 2022, The transfer agency services converted from Boston Trust Walden Company to FIS Investor Services, LLC under a separate transfer agency services agreement.

Management has evaluated events and transactions through the date these financial statements were issued and concluded no additional subsequent events required recognition or disclosure in these financial statements.

Supplementary Information (Unaudited)	June 30, 2022 (Unaudited)

Table of Shareholder Expenses:

As a shareholder of the Trust, you incur ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 through June 30, 2022.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect the costs incurred by the Funds for buying and selling securities. The Funds do not charge transaction fees, such as redemption fees, nor do the Funds charge a sales charge (load). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period
	1/1/22	6/30/22	1/1/22 - 6/30/22*	1/1/22 - 6/30/22
Asset Management Fund	$1,000.00	$828.00	$3.72	0.82%
Equity Fund	1,000.00	811.80	3.86	0.86
Midcap Fund	1,000.00	829.30	4.54	1.00
SMID Cap Fund	1,000.00	823.20	3.39	0.75
BTW Balanced Fund	1,000.00	836.60	4.55	1.00
BTW Equity Fund	1,000.00	817.50	4.51	1.00
BTW Midcap Fund	1,000.00	828.90	4.44	0.98
BTW SMID Cap Fund	1,000.00	802.10	4.47	1.00
BTW Small Cap Fund	1,000.00	850.20	4.59	1.00
BTW International Equity Fund	1,000.00	826.50	4.21	0.93

*	Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the costs incurred by the Funds for buying and selling securities. The Funds do not charge transaction fees, such as redemption fees, nor do the Funds charge a sales charge (load). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period
	1/1/22	6/30/22	1/1/22 - 6/30/22*	1/1/22 - 6/30/22
Asset Management Fund	$1,000.00	$1,020.73	$4.11	0.82%
Equity Fund	1,000.00	1,020.53	4.31	0.86
Midcap Fund	1,000.00	1,019.84	5.01	1.00
SMID Cap Fund	1,000.00	1,021.08	3.76	0.75
BTW Balanced Fund	1,000.00	1,019.84	5.01	1.00
BTW Equity Fund	1,000.00	1,019.84	5.01	1.00
BTW Midcap Fund	1,000.00	1,019.93	4.91	0.98
BTW SMID Cap Fund	1,000.00	1,019.84	5.01	1.00
BTW Small Cap Fund	1,000.00	1,019.84	5.01	1.00
BTW International Equity Fund	1,000.00	1,020.18	4.66	0.93

*	Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Supplementary Information (Unaudited)	June 30, 2022 (Unaudited)

Tabular Summary of Schedules of Portfolio Investments:

The Funds invested, as a percentage of total net assets, in the following industries and countries as of June 30, 2022.

Asset Management Fund

Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
Information Technology	23.2%
U.S. Government & U.S. Government Agency Obligations	17.1
Financials	12.3
Health Care	10.5
Industrials	8.5
Consumer Staples	7.2
Communication Services	6.9
Consumer Discretionary	6.7
Energy	4.0
Materials	1.3
Utilities	1.0
Investment Companies	0.6
Municipal Bonds	0.6
Other net assets	0.1
Total	100.0%

Equity Fund

Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
Information Technology	26.1%
Financials	13.2
Health Care	12.9
Industrials	10.3
Consumer Discretionary	9.6
Communication Services	9.5
Consumer Staples	8.8
Energy	5.4
Materials	2.1
Utilities	1.3
Investment Companies	0.7
Other net assets	0.1
Total	100.0%

Midcap Fund

Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
Industrials	16.8%
Financials	15.9
Information Technology	15.5
Health Care	13.6
Consumer Discretionary	9.6
Materials	6.4
Utilities	6.1
Consumer Staples	5.0
Real Estate	4.1
Energy	3.5
Communication Services	2.6
Investment Companies	0.9
Other net assets	0.0
Total	100.0%

SMID Cap Fund

Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
Industrials	16.7%
Health Care	15.7
Information Technology	14.5
Financials	13.3
Consumer Discretionary	10.2
Real Estate	6.8
Materials	5.7
Consumer Staples	5.6
Energy	3.9
Utilities	3.6
Communication Services	2.9
Investment Companies	1.1
Other net assets	0.0
Total	100.0%

Continued	63

Supplementary Information (Unaudited)	June 30, 2022 (Unaudited)

Tabular Summary of Schedules of Portfolio Investments: (continued)

BTW Balanced Fund

Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
U.S. Government & U.S. Government Agency Obligations	22.5%
Information Technology	20.5
Health Care	12.0
Financials	10.0
Consumer Discretionary	7.8
Industrials	7.7
Communication Services	7.3
Consumer Staples	3.9
Energy	2.9
Materials	2.2
Utilities	1.5
Investment Companies	1.0
Municipal Bonds	0.5
Other net assets	0.2
Total	100.0%

BTW Equity Fund
Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
Information Technology	26.9%
Health Care	15.2
Financials	13.4
Consumer Discretionary	10.1
Industrials	9.9
Communication Services	8.9
Consumer Staples	5.6
Energy	4.7
Materials	2.7
Utilities	1.6
Investment Companies	0.9
Other net assets	0.1
Total	100.0%

BTW Midcap Fund
Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
Industrials	17.2%
Financials	16.1
Information Technology	15.6
Health Care	13.4
Consumer Discretionary	8.8
Materials	6.4
Utilities	6.1
Real Estate	4.6
Consumer Staples	4.4
Energy	3.5
Communication Services	2.6
Investment Companies	1.3
Other net assets	0.0
Total	100.0%

BTW SMID Cap Fund

Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
Industrials	20.5%
Information Technology	15.8
Health Care	15.5
Financials	14.6
Consumer Discretionary	9.1
Real Estate	7.9
Materials	6.2
Consumer Staples	5.7
Communication Services	3.4
Investment Companies	1.2
Other net assets	0.1
Total	100.0%

BTW Small Cap Fund
Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
Health Care	18.6%
Information Technology	15.6
Industrials	15.6
Financials	14.0
Consumer Discretionary	10.3
Materials	5.8
Real Estate	5.2
Utilities	4.9
Consumer Staples	4.6
Energy	4.5
Investment Companies	1.5
Other net assets	(0.6)
Total	100.0%

BTW International Equity Fund
Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
Japan	19.7%
United Kingdom	11.8
Canada	11.2
France	9.5
Switzerland	8.9
Australia	6.9
Germany	6.8
Netherlands	3.9
Hong Kong	2.8
Denmark	2.7
Sweden	2.7
Italy	1.9
Ireland	1.7
United States	1.7
Israel	1.3
Norway	1.3
Singapore	1.3
Luxembourg	1.1
Spain	0.9
Finland	0.8
Belgium	0.5
Other net assets	0.6
Total	100.0%

64	Continued

Supplementary Information (Unaudited)	June 30, 2022 (Unaudited)

Special Meeting of Shareholders

A Special Meeting of Shareholders of the Trust was held on June 10, 2022 (the “Special Meeting”). The purpose of the Special Meeting was for shareholders to consider the following proposals:

1.	To elect Louis G. Hutt, Jr. and Dina A. Tantra to the Board of Trustees of the Trust;

2.	To approve an amendment to each Fund’s fundamental policy regarding loans;

3.	To approve an amendment to each Fund’s fundamental policy regarding borrowing;

4.	To approve an amendment to the Fund’s fundamental policy regarding commodities.

Proposal 1

The results of the vote of the shareholders of the Funds on the proposal to elect Louis G. Hutt, Jr. and Dina A. Tantra to the Board of Trustees of the Trust (except for broker nonvotes) were as follows:

	For Approval	Withheld	% of Total
Louis G. Hutt	95,850,720.030	724,792.000	69.45
Dina A. Tantra	95,945,095.030	630,417.000	69.52

An affirmative vote of a plurality of the votes as cast for the Funds approved the election of Louis G. Hutt and Dina A. Tantra as Trustees of the Funds. As a result, the shareholders of the Funds approved the election of Louis G. Hutt and Dina A. Tantra.

Proposal 2

The results of the vote of the shareholders of each Fund on the proposal to approve an amendment to each Fund’s fundamental policy regarding loans (except for broker nonvotes) were as follows:

Fund	For Approval	Against Approval	Abstain	Broker Nonvote
Boston Trust Asset Management Fund	9,292,489.408	12,268.000	794.000	656,355.000
Boston Trust Equity Fund	5,189,299.000	91.000	0.000	38,003.000
Boston Trust Midcap Fund	3,405,297.548	9,262.000	43,655.000	1,349,300.000
Boston Trust SMID Cap Fund	Adjourned	Adjourned	Adjourned	Adjourned
Boston Trust Walden Small Cap Fund	29,648,461.664	114,744.000	310,766.000	10,026,523.000
Boston Trust Walden Balanced Fund	4,426,206.000	12,345.000	6,076.000	2,338,634.000
Boston Trust Walden Equity Fund	4,618,019.410	177,138.000	52,991.000	1,071,520.000
Boston Trust Walden Midcap Fund	3,421,909.000	301.000	686.000	318,116.000
Boston Trust Walden SMID Cap Fund	2,655,993.000	1,305.000	112,309.000	293,692.000
Boston Trust Walden International Equity Fund	7,183,032.000	0.000	0.000	0.000

An affirmative vote of at least 67% of the votes as cast by proxy or in person at the Meeting for each Fund except for Boston Trust SMID Cap Fund approved the amendment to the Fund’s fundamental policy on loans. As a result, the amendment to the fundamental policy regarding loans was approved for each of those funds.

Proposal 3

The results of the vote of the shareholders of each Fund on the proposal to approve an amendment to each Fund’s fundamental policy regarding borrowing (except for broker nonvotes) were as follows:

Fund	For Approval	Against Approval	Abstain	Broker Nonvote
Boston Trust Asset Management Fund	9,292,398.408	12,454.000	699.000	656,355.000
Boston Trust Equity Fund	5,189,299.000	91.000	0.000	38,003.000
Boston Trust Midcap Fund	3,406,649.548	10,260.000	41,305.000	1,349,300.000
Boston Trust SMID Cap Fund	Adjourned	Adjourned	Adjourned	Adjourned
Boston Trust Walden Small Cap Fund	29,641,892.664	117,353.000	314,726.000	10,026,523.000
Boston Trust Walden Balanced Fund	4,427,499.000	12,345.000	4,783.000	2,338,634.000
Boston Trust Walden Equity Fund	4,639,301.410	177,799.000	31,048.000	1,071,520.000
Boston Trust Walden Midcap Fund	3,422,026.000	301.000	569.000	318,116.000
Boston Trust Walden SMID Cap Fund	2,655,993.000	1,305.000	112,309.000	293,692.000
Boston Trust Walden International Equity Fund	7,183,032.000	0.000	0.000	0.000

Continued	65

Supplementary Information (Unaudited)	June 30, 2022 (Unaudited)

Special Meeting of Shareholders (continued)

An affirmative vote of at least 67% of the votes as cast by proxy or in person at the Meeting for each Fund except for the Boston Trust SMID Cap Fund approved the amendment to the Fund’s fundamental policy on borrowing. As a result, the amendment to the fundamental policy regarding borrowing was approved for each of those funds.

Proposal 4

The results of the vote of the shareholders of each Fund on the proposal to approve an amendment to the Fund’s fundamental policy regarding commodities (except for broker nonvotes) were as follows:

Fund	For Approval	Against Approval	Abstain	Broker Nonvote
Boston Trust Asset Management Fund	9,286,317.408	18,520.000	714.000	656,355.000
Boston Trust Equity Fund	5,189,299.000	91.000	0.000	38,003.000
Boston Trust Midcap Fund	3,403,553.548	9,536.000	45,125.000	1,349,300.000
Boston Trust SMID Cap Fund	Adjourned	Adjourned	Adjourned	Adjourned
Boston Trust Walden Small Cap Fund	29,653,882.664	110,980.000	309,109.000	10,026,523.000
Boston Trust Walden Balanced Fund	4,424,311.000	12,345.000	7,971.000	2,338,634.000
Boston Trust Walden Equity Fund	4,622,919.410	182,507.000	42,722.000	1,071,520.000
Boston Trust Walden Midcap Fund	3,421,909.000	418.000	569.000	318,116.000
Boston Trust Walden SMID Cap Fund	2,655,817.000	1,481.000	112,309.000	293,692.000
Boston Trust Walden International Equity Fund	7,183,032.000	0.000	0.000	0.000

An affirmative vote of at least 67% of the votes as cast by proxy or in person at the Meeting for each Fund except the Boston Trust SMID Cap Fund approved the amendment to the Fund’s fundamental policy on commodities. As a result, the amendment to the fundamental policy regarding commodities was approved for each of those funds

66	Continued

Supplementary Information (Unaudited)	June 30, 2022 (Unaudited)

Other Information:

A description of the policies and guidelines that the Funds use to determine how to vote proxies related to portfolio securities is available: (i) without charge, upon request, by calling 1-800-282-8782 ext. 7050, and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http:// www.sec.gov.

Proxy voting policies and guidelines as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-282-8782 ext. 7050, (ii) online at https://www. bostontrustwalden.com/investment-services/mutual-funds/; and (iii) on the Commission’s website at http://www.sec.gov.

The Funds file their portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter with the Commission on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter is available on the SEC’s website at http://www.sec. gov. The Funds’ Schedules of Portfolio Investments will be available no later than 60 days after each period end, without charge, online at https://www. bostontrustwalden.com/investment-services/mutual-funds/.

Continued	67

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Investment Adviser

Boston Trust Walden Inc.

One Beacon Street

Boston, MA 02108

Transfer Agent

Boston Trust Walden Company

One Beacon Street

Boston, MA 02108

Administrator

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown should not be considered a representation of future performance.

Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Statements and other information herein are dated and subject to change.

08/22

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Included as part of the report to shareholders filed under Item 1.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)  Not applicable – Only applicable for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Boston Trust Walden Funds

By (Signature and Title)*	/s/ Lucia Santini, President

Date	August 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lucia Santini, President

Date	August 30, 2022

By (Signature and Title)*	/s/ Jennifer Ellis, Treasurer

Date	August 30, 2022